UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 03/31/2016

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	COMMON STOCK - 97.7%
	AEROSPACE/DEFENSE - 2.0%
3,250	HEICO Corp.		$ 195,423
9,300	Kaman Corp.		397,017
			592,440
	AIRLINES - 8.1%
25,000	Spirit Airlines, Inc. *		1,199,500
30,000	Virgin America, Inc. * +		1,156,800
			2,356,300
	APPAREL - 3.5%
57,131	Superior Uniform Group, Inc.		1,018,074

	BANKS - 8.6%
28,500	Bank of the Ozarks, Inc.		1,196,145
6,700	Eagle Bancorp, Inc. *		321,600
17,900	First Financial Bancorp		325,422
24,200	Fulton Financial Corp.		323,796
18,100	Talmer Bancorp, Inc.		327,429
			2,494,392
	BEVERAGES - 2.7%
18,500	National Beverage Corp. *		782,920

	COMMERCIAL SERVICES - 4.4%
23,300	Medifast, Inc.		703,427
36,200	Resources Connection, Inc.		563,272
			1,266,699
	DIVERSIFIED FINANCIAL SERVICES - 11.2%
200,448	MMA Capital Management LLC *		3,261,289

	ENGINEERING & CONSTRUCTION - 2.0%
18,000	Comfort Systems USA, Inc.		571,860

	FOOD - 11.9%
40,500	Cal-Maine Foods, Inc. +		2,102,355
6,400	J&J Snack Foods Corp.		692,992
6,000	Lancaster Colony Corp.		663,420
			3,458,767
	HEALTHCARE-PRODUCTS - 9.2%
29,500	Meridian Bioscience, Inc.		607,995
10,000	Nevro Corp. * +		562,600
40,500	Almost Family, Inc. *		1,508,220
			2,678,815
	HOME FURNISHINGS - 4.4%
40,500	Bassett Furniture Industries, Inc.		1,290,330

	INSURANCE - 1.5%
6,500	RLI Corp.		434,590

	INTERNET - 4.1%
28,500	NIC, Inc.		513,855
30,000	Tucows, Inc. *		673,500
			1,187,355
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	COMMON STOCK - 97.7% (Continued)
	METAL FABRICATE/HARDWARE - 2.1%
22,500	Rexnord Corp. *		$ 454,950
3,000	Chase Corp.		157,770
			612,720
	PHARMACEUTICALS - 3.6%
20,600	Neogen Corp. *		1,037,210

	REITS - 2.5%
750	Alexander's, Inc.		285,413
6,600	National Health Investors, Inc.		439,032
			724,445
	RETAIL - 8.5%
41,000	American Eagle Outfitters, Inc. +		683,470
14,300	Bob Evans Farms, Inc.		667,667
10,200	Papa John's International, Inc.		552,738
11,000	Popeyes Louisiana Kitchen, Inc. *		572,660
			2,476,535
	SAVINGS & LOANS - 3.6%
32,300	Capitol Federal Financial, Inc.		428,298
5,200	First Defiance Financial Corp.		199,732
24,000	Oritani Financial Corp.		407,280
			1,035,310
	SEMICONDUCTORS - 3.8%
26,500	Integrated Device Technology, Inc. *		541,660
12,400	Silicon Laboratories, Inc. *		557,504
			1,099,164

	TOTAL COMMON STOCK (Cost - $27,282,424)		28,379,215

	WARRANTS - 1.0%	Expiration Date - Exercise Price
	CHEMICALS - 1.0%
20,380	Tronox Ltd. - Class A *	02/14/2018 - $58.99	165,078
21,050	Tronox Ltd. - Class B *	02/14/2018 - $65.10	133,878
	TOTAL WARRANTS (Cost - $2,198,564)		298,956

	SHORT-TERM INVESTMENTS - 16.3%
4,732,954	Fidelity Institutional Money Market Portfolio, Class I, 0.39% ** (a)		4,732,954
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,732,954)		4,732,954

	TOTAL INVESTMENTS - 115.0% (Cost - $34,213,942) (b)		$ 33,411,125
	LIABILITIES LESS OTHER ASSETS - 15.0%		(4,371,066)
	NET ASSETS - 100.0%		$ 29,040,059

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

LLC - Limited Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ Security, or a portion of the security, is out on loan at March 31, 2016. Total loaned securities had a value of $4,594,040 on March 31, 2016.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2016. Total collateral had a value of $4,651,537 on March 31, 2016.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $34,026,816 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,079,053
	Unrealized depreciation:		(2,694,744)
	Net unrealized depreciation:		$ (615,691)

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	COMMON STOCK - 96.6%
	AEROSPACE/DEFENSE - 3.6%
650	TransDigm Group, Inc. *		$ 143,221

	AIRLINES - 8.1%
3,250	Delta Air Lines, Inc.		158,210
3,500	Southwest Airlines Co.		156,800
			315,010
	APPAREL - 1.1%
2,500	Superior Uniform Group, Inc.		44,550

	BANKS - 6.5%
3,650	Bank of the Ozarks, Inc.		153,191
3,700	Independent Bank Group, Inc.		101,380
			254,571
	BIOTECHNOLOGY - 12.0%
7,500	Advaxis, Inc. *		67,725
4,000	Intrexon Corp. *		135,560
3,400	Medivation, Inc. *		156,332
300	Regeneron Pharmaceuticals, Inc. *		108,132
			467,749
	CHEMICALS - 4.1%
1,100	Air Products & Chemicals, Inc.		158,455

	COMMERCIAL SERVICES - 4.3%
2,500	Macquarie Infrastructure Corp.		168,600

	DISTRIBUTION/WHOLESALE - 4.1%
3,250	Fastenal Co. +		159,250

	DIVERSIFIED FINANCIAL SERVICES - 10.5%
850	Credit Acceptance Corp. *		154,318
5,500	Encore Capital Group, Inc. *		141,570
45,420	Ladenburg Thalmann Financial Services, Inc. *		113,550
			409,438
	FOOD - 4.0%
3,050	Cal-Maine Foods, Inc.		158,326

	HEALTHCARE-SERVICES - 0.6%
7,500	Nobilis Health Corp. *		23,400

	HOME FURNISHINGS - 3.7%
4,500	Bassett Furniture Industries, Inc.		143,370

	PHARMACEUTICALS - 4.8%
4,000	Akorn, Inc. *		94,120
9,006	OPKO Health, Inc. *		93,572
			187,692
	REAL ESTATE - 4.2%
7,500	Kennedy-Wilson Holdings, Inc.		164,250

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	COMMON STOCK - 96.6% (Continued)
	REITS - 1.8%
1,000	Taubman Centers, Inc.		$ 71,230

	RETAIL - 15.4%
1,675	L Brands Inc		147,082
500	O'Reilly Automotive, Inc. *		136,830
1,700	Tractor Supply Co.		153,782
850	Ulta Salon Cosmetics & Fragrance, Inc. *		164,679
			602,373
	SOFTWARE - 4.2%
4,000	Ebix, Inc.		163,160

	TELECOMMUNICATIONS - 2.5%
6,000	GTT Communications, Inc. *		99,240

	TRANSPORTATION - 1.1%
12,500	Radiant Logistics, Inc. *		44,625

	TOTAL COMMON STOCK (Cost - $4,318,970)		3,778,509

	SHORT-TERM INVESTMENTS - 2.3%
90,317	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **		90,317
	TOTAL SHORT-TERM INVESTMENTS (Cost - $90,317)		90,317

	TOTAL INVESTMENTS - 98.9% (Cost - $4,409,287) (b)		$ 3,868,826
	OTHER ASSETS LESS LIABILITIES - 1.1%		42,757
	NET ASSETS - 100.0%		$ 3,911,583

Contracts (a)
	CALL OPTIONS WRITTEN - (2.8) % *
10	ABIOMED,, Inc..	4/15/2016 - $90	5,250
40	BofI Holding, Inc.	4/15/2016 - $20	6,240
35	Cabot Oil & Gas Corp.	4/15/2016 - $22.5	3,238
25	Carrizo Oil & Gas, Inc.	4/15/2016 - $32.5	2,500
2	Chipotle Mexican Grill, Inc.	4/15/2016 - $460	3,624
8	Cimarex Energy Co.	4/15/2016 - $100	1,504
25	Cirrus Logic, Inc.	4/15/2016 - $36	3,125
50	Community Health Systems, Inc.	4/15/2016 - $17	9,250
10	Deckers Outdoor Corp.	4/15/2016 - $62.5	575
70	Ensco PLC	4/15/2016 - $12	1,050
10	First Solar, Inc.	4/15/2016 - $75	1,250
15	Fossil Group, Inc.	4/15/2016 - $45	1,500
60	GoPro, Inc.	4/15/2016 - $14	900
10	ICU Medical, Inc.	5/20/2016 - $90	15,750
40	Kinder Morgan, Inc.	4/15/2016 - $19	760
45	Lannett Co, Inc.	4/15/2016 - $20	1,125
15	Mallinckrodt PLC	4/15/2016 - $55	11,145
10	Molina Healthcare, Inc.	4/15/2016 - $65	975
8	Netflix, Inc.	4/15/2016 - $105	1,680
30	NeuStar, Inc.	4/15/2016 - $28	150
60	New York Times Co.	4/15/2016 - $12	3,750
25	Newfield Exploration Co.	4/15/2016 - $34	2,000
70	Noble Corp plc	4/15/2016 - $12	1,120
15	PDC Energy, Inc.	4/15/2016 - $60	2,588
8	Polaris Industries, Inc.	4/15/2016 - $100	1,320
40	Rackspace Hosting, Inc.	4/15/2016 - $21	4,800
CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (2.8) % * (Continued)
20	Range Resources Corp.	4/15/2016 - $35	1,500
40	Select Comfort Corp.	4/15/2016 - $19	3,400
7	Stamps.com, Inc.	4/15/2016 - $120	175
10	Synaptics, Inc.	4/15/2016 - $85	1,310
25	Tenet Healthcare Corp.	4/15/2016 - $29	3,250
70	Transocean Ltd.	4/15/2016 - $11	560
10	TripAdvisor, Inc.	4/15/2016 - $65	2,650
45	Twitter, Inc.	4/15/2016 - $17	2,160
50	United States Steel Corp.	4/15/2016 - $16	5,150
15	Western Digital Corp.	4/15/2016 - $50	1,005
8	Wynn Resorts Ltd.	4/15/2016 - $100	1,080
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $122,430) (b)		$ 109,408

* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $4,387,261 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 207,502
		Unrealized depreciation:	(835,345)
	Net unrealized depreciation:		$ (627,843)

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 99.3%
	AEROSPACE/DEFENSE - 2.8%
2,500	Lockheed Martin Corp.	$ 553,750
19,200	TransDigm Group, Inc. *	4,230,528
		4,784,278
	AGRICULTURE - 2.4%
40,000	Altria Group, Inc.	2,506,400
45,000	Archer-Daniels-Midland Co.	1,633,950
		4,140,350
	AIRLINES - 14.8%
192,500	American Airlines Group, Inc.	7,894,425
170,000	Delta Air Lines, Inc.	8,275,600
205,000	Southwest Airlines Co.	9,184,000
		25,354,025
	AUTO PARTS & EQUIPMENT - 0.1%
925	Delphi Automotive PLC	69,393

	BANKS - 2.5%
13,000	Citigroup, Inc.	542,750
25,500	Citizens Financial Group, Inc.	534,225
45,000	JPMorgan Chase & Co.	2,664,900
6,500	PNC Financial Services Group, Inc.	549,705
		4,291,580
	BEVERAGES - 0.3%
12,000	Coca-Cola Co.	556,680

	BIOTECHNOLOGY - 14.2%
5,000	Alexion Pharmaceuticals, Inc. *	696,100
30,000	Amgen, Inc.	4,497,900
27,500	Biogen, Inc. *	7,158,800
85,000	Gilead Sciences, Inc.	7,808,100
10,000	Medivation, Inc. *	459,800
10,000	Regeneron Pharmaceuticals, Inc. *	3,604,400
		24,225,100
	COMMERCIAL SERVICES - 0.3%
5,000	Equifax, Inc.	571,450

	COMPUTERS - 2.2%
35,000	Apple, Inc.	3,814,650

	DISTRIBUTION/WHOLESALE - 0.9%
15,000	Genuine Parts Co.	1,490,400

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
37,500	Credit Acceptance Corp. *	6,808,125

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK - 99.3% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
10,000	Acuity Brands, Inc.	$ 2,181,400

	ENGINEERING & CONSTRUCTION - 1.0%
17,500	SBA Communications Corp. - Cl. A *	1,752,975

	FOOD - 0.5%
14,250	Kroger Co.	545,062
5,000	Mondelez International, Inc. - Cl. A	200,600
		745,662
	HEALTHCARE-PRODUCTS - 0.3%
4,000	Thermo Fisher Scientific, Inc.	566,360

	HEALTHCARE-SERVICES - 0.3%
3,750	Cigna Corp.	514,650

	INSURANCE - 1.5%
8,000	Aflac, Inc.	505,120
10,000	Aon PLC	1,044,500
9,000	Marsh & McLennan Cos., Inc.	547,110
12,500	Voya Financial, Inc.	372,125
		2,468,855
	MISCELLANEOUS MANUFACTURING - 0.3%
5,500	Illinois Tool Works, Inc.	563,420

	OIL & GAS - 2.5%
50,000	Phillips 66	4,329,500

	PHARMACEUTICALS - 7.8%
9,700	Allergan PLC *	2,599,891
50,000	AmerisourceBergen Corp.	4,327,500
62,500	Cardinal Health, Inc.	5,121,875
35,000	Endo International PLC *	985,250
32,500	OPKO Health, Inc. *	337,675
		13,372,191
	RETAIL - 26.8%
10,150	AutoZone, Inc. *	8,086,404
8,000	Darden Restaurants, Inc.	530,400
105,000	Dollar General Corp.	8,988,000
95,000	Dollar Tree, Inc. *	7,833,700
4,250	Home Depot, Inc.	567,078
15,000	L Brands, Inc.	1,317,150
15,000	O'Reilly Automotive, Inc. *	4,104,900
75,000	Restaurant Brands International, Inc.	2,912,250
6,750	Target Corp.	555,390
49,500	Tractor Supply Co.	4,477,770
25,500	Ulta Salon Cosmetics & Fragrance, Inc. *	4,940,370
10,000	Walgreens Boots Alliance, Inc.	842,400
7,000	Yum! Brands, Inc.	572,950
		45,728,762

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK - 99.3% (Continued)
	SOFTWARE - 7.8%
7,000	Citrix Systems, Inc. *	$ 550,060
72,000	Fidelity National Information Services, Inc.	4,558,320
150,000	Microsoft Corp.	8,284,500
		13,392,880
	TELECOMMUNICATIONS - 0.3%
14,000	AT&T, Inc.	548,380

	TRANSPORTATION - 2.7%
65,500	Old Dominion Freight Line, Inc. *	4,560,110

	WATER - 1.7%
42,500	American Water Works Co., Inc.	2,929,525

	TOTAL COMMON STOCK (Cost - $171,992,744)	169,760,701

	SHORT-TERM INVESTMENTS - 1.0%
1,724,392	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **	1,724,392
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,724,392)	1,724,392

	TOTAL INVESTMENTS - 100.3% (Cost - $173,717,136) (a)	$ 171,485,093
	LIABILITIES LESS OTHER ASSETS - (0.3) %	(457,959)
	NET ASSETS - 100.0%	$ 171,027,134

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $175,537,091 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 9,551,648
Unrealized depreciation:		(13,603,646)
Net unrealized depreciation:		$ (4,051,998)

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 87.5%
	AEROSPACE/DEFENSE - 4.1%
245	Lockheed Martin Corp. +	$ 54,268
1,410	TransDigm Group, Inc. * +	310,679
		364,947
	AGRICULTURE - 0.6%
920	Altria Group, Inc. +	57,647

	BANKS - 4.0%
6,010	Bank of the Ozarks, Inc. +	252,240
4,240	QCR Holdings, Inc. +	101,124
		353,364
	BEVERAGES - 1.9%
1,340	Coca-Cola Co. +	62,163
710	Constellation Brands, Inc. +	107,274
		169,437
	BIOTECHNOLOGY - 3.0%
385	Amgen, Inc. +	57,723
2,300	Gilead Sciences, Inc. +	211,278
		269,001
	CHEMICALS - 0.7%
420	Air Products & Chemicals, Inc. +	60,501

	COMMERCIAL SERVICES - 1.5%
605	Equifax, Inc. +	69,145
1,270	Nielsen Holdings PLC +	66,878
		136,023
	DISTRIBUTION/WHOLESALE - 1.4%
1,270	Fastenal Co. +	62,230
745	Pool Corp. +	65,366
		127,596
	DIVERSIFIED FINANCIAL SERVICES - 11.8%
8,200	Altisource Portfolio Solutions SA * +	198,030
605	CME Group, Inc. +	58,110
1,110	Credit Acceptance Corp. * +	201,521
36,267	MMA Capital Management LLC * +	590,064
		1,047,725
	ELECTRIC - 5.4%
850	Alliant Energy Corp. +	63,138
780	Consolidated Edison, Inc. +	59,764
640	DTE Energy Co. +	58,022
710	Duke Energy Corp. +	57,283
885	Edison International +	63,623
1,770	PNM Resources, Inc. +	59,684
1,165	Southern Co. +	60,265
990	WEC Energy Group, Inc. +	59,469
		481,248
	FOOD - 4.9%
6,120	Cal-Maine Foods, Inc. +	317,689
1,560	Kroger Co. +	59,670
1,340	Sysco Corp. +	62,618
		439,977
	GAS - 0.7%
990	ONE Gas, Inc. +	60,489

	HEALTHCARE-SERVICES - 2.4%
5,700	Almost Family, Inc. * +	212,268

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK - 87.5% (Continued)
	HOME BUILDERS - 0.7%
35	NVR, Inc. * +	$ 60,634

	HOUSEHOLD PRODUCTS/WARES - 0.6%
420	Kimberly-Clark Corp. +	56,494

	INSURANCE - 3.4%
990	Aflac, Inc. +	62,509
605	Erie Indemnity Co. +	56,259
280	Everest Re Group Ltd. +	55,280
1,025	March & McLennan Cos., Inc. +	62,310
1,840	Progressive Corp. +	64,658
		301,016
	METAL FABRICATE/HARDWARE - 3.4%
12,020	Global Brass & Copper Holdings, Inc. +	299,899

	MISCELLANEOUS MANUFACTURING - 4.3%
5,500	AZZ, Inc. +	311,300
1,410	Chase Corp. +	74,152
		385,452
	OIL & GAS - 0.7%
745	Phillips 66 +	64,510

	OIL & GAS SERVICES - 0.7%
920	Comeron International Corp. * +	61,686

	PACKAGING & CONTAINERS - 0.7%
1,130	Bemis Co., Inc. +	58,511

	PHARMACEUTICALS - 1.4%
745	Cardinal Health, Inc. +	61,053
1,480	Owens & Minor, Inc. +	59,822
		120,875
	REITS - 6.0%
1,305	American Campus Communities, Inc. +	61,452
1,980	Healthcare Realty Trust, Inc. +	61,162
675	Mid-America Apartment Communities +	68,992
640	PS Business Parks, Inc. +	64,326
350	Public Storage +	96,541
780	Regency Centers Corp. +	58,383
535	Sovran Self Storage, Inc. +	63,103
2,260	STORE Capital Corp. +	58,489
		532,448
	RETAIL - 16.5%
455	AutoZone, Inc. * +	362,494
850	Dollar General Corp. +	72,760
3,530	Dollar Tree, Inc. * +	291,084
535	Domino's Pizza, Inc. +	70,545
490	Home Depot, Inc. +	65,381
710	L Brands, Inc. +	62,345
710	O'Reilly Automotive, Inc. * +	194,299
3,890	Tractor Supply Co. +	351,889
		1,470,797
	SOFTWARE - 4.6%
10,000	Ebix, Inc. +	407,900

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK - 87.5% (Continued)
	TELECOMMUNICATIONS - 0.7%
1,560	AT&T, Inc. +	$ 61,105

	TOYS/GAMES/HOBBIES - 0.7%
780	Hasbro, Inc. +	62,478

	WATER - 0.7%
850	American Water Works Co., Inc. +	58,591

	TOTAL COMMON STOCK (Cost - $7,251,028)	7,782,619

	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUNDS - 0.5%
45,009	Fidelity Institutional Money Market Portfolio, Class I, 0.39% ** +	45,009
	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,009)

	TOTAL INVESTMENTS - 88.0% (Cost - $7,296,037) (a)	$ 7,827,628
	OTHER ASSETS LESS LIABILITIES - 12.0%	1,066,637
	NET ASSETS - 100.0%	$ 8,894,265

Shares		Value
	SECURITIES SOLD SHORT - (89.3) % *
	AEROSPACE/DEFENSE - (2.5) %
2,840	Harris Corp.	$ 221,122

	AUTO PARTS & EQUIPMENT - (2.5) %
5,850	BorgWarner, Inc.	224,640

	BIOTECHNOLOGY - (5.7) %
3,240	BioMarin Pharmaceutical, Inc.	267,235
3,320	Incyte Corp.	240,600
		507,835
	DIVERSIFIED FINANCIAL SERVICES - (7.1) %
3,700	AerCap Holdings	143,412
13,030	Ally Financial, Inc.	243,922
29,313	LendingClub Corp.	243,298
		630,632
	ELECTRIC - (2.1) %
2,360	Entergy Corp.	187,101

	HEALTHCARE-SERVICES - (2.1) %
1,580	Laboratory Corp of America Holdings	185,065

	HOLDING COMPANIES-DIVERS - (2.5) %
13,740	Leucadia National Corp.	222,176

	HOME FURNISHINGS - (2.4) %
2,360	Harman International Industries, Inc.	210,134

	INTERNET - (9.0) %
1,180	LinkedIn Corp.	134,933
4,720	Shutterfly, Inc.	218,866
13,820	Twitter, Inc.	228,721
5,900	Yahoo!, Inc.	217,179
		799,699
CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	SECURITIES SOLD SHORT - (89.3) % * (Continued)
	MACHINERY-DIVERSIFIED - (3.8) %
4,200	Flowserve Corp.	$ 186,522
15,000	Twin Disc, Inc.	151,950
		338,472
	MEDIA - (4.2) %
4,720	Liberty Global PLC	181,720
4,930	Liberty Media Corp.	190,446
		372,166
	OFFICE/BUSINESS EQUIPMENT - (2.3) %
18,760	Eastman Kodak Co.	203,546

	OIL & GAS - (10.6) %
8,290	Cheniere Energy, Inc.	280,451
8,250	Continental Resources, Inc.	250,470
7,110	Noble Energy, Inc.	223,325
5,900	Range Resources Corp.	191,042
		945,288
	PACKAGING & CONTAINERS - (3.0) %
6,950	WestRock Co.	271,259

	PRIVATE EQUITY - (4.8) %
8,680	Blackstone Group LP	243,474
12,280	KKR & Co. LP	180,393
		423,867
	REITS - (4.3) %
825	Essex Property Trust, Inc.	192,935
3,060	Ventas, Inc.	192,658
		385,593
	SEMICONDUCTORS - (2.6) %
4,500	Qorvo, Inc.	226,845

	SOFTWARE - (4.6) %
3,540	Autodesk, Inc.	206,417
2,650	Workday, Inc. - Class A	203,626
		410,043
	TELECOMMUNICATIONS - (7.9) %
217,110	Globalstar, Inc.	319,152
3,540	Level 3 Communications, Inc.	187,089
1,180	Palo Alto Networks, Inc.	192,505
		698,746
	TRANSPORTATION - (5.4) %
2,470	Norfolk Southern Corp.	205,628
40,334	Tidewater, Inc.	275,481
		481,109

	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,344,140) (a)	7,945,338

LLC - Limited Liability Company
LP - Limited Parternership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for securities sold short.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $35,990 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,028,904
	Unrealized depreciation:	(1,182,604)
	Net unrealized depreciation:	$ (153,700)

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares			Value
	COMMON STOCK - 1.6%
	CHEMICALS - 0.6%
3,000	Potash Corp. of Saskatchewan, Inc.		$ 51,060

	MINING - 1.0%
2,000	BHP Billiton Ltd. ADR		51,800
1,400	Rio Tinto PLC ADR		39,578
			91,378

	TOTAL COMMON STOCK (Cost $152,674)		142,438

	EXCHANGE TRADED FUNDS - 2.6%
	EQUITY FUNDS - 2.6%
15,000	Alerian MLP ETF		163,500
3,100	Market Vectors Gold Miners ETF		61,938
	TOTAL EXCHANGE TRADED FUNDS (Cost $205,171)		225,438

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 6.9% *
	PUT OPTIONS PURCHASED - 2.4%
170	Alerian MLP ETF	04/15/2016 - $8	1,700
60	Alerian MLP ETF	04/15/2016 - $9	600
10	Alerian MLP ETF	04/15/2016 - $12	1,125
150	Alerian MLP ETF	07/15/2016 - $9	4,875
43	BHP Billiton Ltd.	05/20/2016 - $21	2,150
10	BHP Billiton Ltd.	05/20/2016 - $24	1,150
90	Corn Future, Maturing May 2016 +	04/22/2016 - $300	562
90	Corn Future, Maturing July 2016 +	06/24/2016 - $310	2,813
50	Corn Future, Maturing July 2016 +	06/24/2016 - $320	4,375
16	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $30.50	800
15	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $32	1,500
6	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $25	300
91	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $29	15,470
55	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $30	12,100
50	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $31	14,500
6	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $32	2,220
12	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $37	15,720
12	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $37.50	17,640
10	Gold Future, Maturing June 2016 +	04/26/2016 - $1,040	100
10	Gold Future, Maturing June 2016 +	04/26/2016 - $1,045	100
10	Gold Future, Maturing June 2016 +	04/26/2016 - $1,050	100
10	Gold Future, Maturing June 2016 +	04/26/2016 - $1,060	200
20	Gold Future, Maturing June 2016 +	04/26/2016 - $1,065	400
20	Gold Future, Maturing June 2016 +	05/25/2016 - $1,080	2,400
10	Gold Future, Maturing June 2016 +	05/25/2016 - $1,090	1,500
40	Gold Future, Maturing June 2016 +	05/25/2016 - $1,100	7,200
10	Gold Future, Maturing June 2016 +	05/25/2016 - $1,105	2,000
20	Gold Future, Maturing August 2016 +	06/27/2016 - $1,100	8,600
20	Market Vectors Gold Miners ETF	05/20/2016 - $18	200
40	Market Vectors Gold Miners ETF	05/20/2016 - $22	1,000
35	Market Vectors Gold Miners ETF	05/20/2016 - $24	1,925
31	Market Vectors Gold Miners ETF	06/17/2016 - $13.50	248
44	Market Vectors Gold Miners ETF	06/17/2016 - $17	2,244
65	Potash Corp of Saskatchewan, Inc.	04/15/2016 - $14	195
6	Potash Corp of Saskatchewan, Inc.	06/17/2016 - $13	105
25	Potash Corp of Saskatchewan, Inc.	06/17/2016 - $14	750
8	Rio Tinto PLC	05/20/2016 - $25	580
6	Rio Tinto PLC	05/20/2016 - $27.50	930
CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Contracts (a)			Value
	PUT OPTIONS PURCHASED - 2.4% (Continued)	Expiration Date - Exercise Price
10	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,400	$ 125
20	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,500	250
40	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,400	9,500
120	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,425	31,500
10	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,500	3,875
20	S&P 500 Index Future, Maturing June 2016	06/30/2016 - $1,450	10,000
20	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $1,400	11,000
20	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $1,425	16,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,103,529)		213,127

	CALL OPTIONS PURCHASED - 4.5%
150	Corn Future, Maturing May 2016 +	04/22/2016 - $450	937
220	Corn Future, Maturing May 2016 +	04/22/2016 - $460	1,375
30	Corn Future, Maturing May 2016 +	04/22/2016 - $470	188
80	Corn Future, Maturing May 2016 +	04/22/2016 - $480	500
100	Corn Future, Maturing July 2016 +	05/20/2016 - $445	1,250
50	Corn Future, Maturing July 2016 +	05/20/2016 - $450	625
50	Corn Future, Maturing July 2016 +	05/20/2016 - $460	313
50	Corn Future, Maturing July 2016 +	06/24/2016 - $480	1,562
100	Corn Future, Maturing September 2016 +	08/26/2016 - $560	6,250
70	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $43	76,300
90	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $44	73,800
40	Crude Oil Future, Maturing July 2016 +	06/16/2016 - $47	38,000
10	Crude Oil Future, Maturing July 2016 +	06/16/2016 - $48.50	6,900
10	Crude Oil Future, Maturing July 2016 +	06/16/2016 - $50.50	4,600
60	Gold Future, Maturing June 2016 +	04/26/2016 - $1,230	142,200
60	Gold Future, Maturing June 2016 +	04/26/2016 - $1,400	3,600
20	Gold Future, Maturing June 2016 +	04/26/2016 - $1,425	800
20	Gold Future, Maturing June 2016 +	05/25/2016 - $1,360	9,200
10	Gold Future, Maturing June 2016 +	05/25/2016 - $1,370	4,000
30	Gold Future, Maturing June 2016 +	05/25/2016 - $1,400	7,800
20	Gold Future, Maturing August 2016 +	07/26/2016 - $1,450	11,600
10	Gold Future, Maturing August 2016 +	07/26/2016 - $1,460	5,300
	TOTAL CALL OPTIONS PURCHASED (Cost - $505,350)		397,100

	TOTAL OPTIONS PURCHASED (Cost - $1,608,879)		610,227

Shares
	SHORT-TERM INVESTMENTS - 87.1%
4,681,021	Fidelity Institutional Money Market Portfolio, Class I, 0.39% ** + ++		4,681,021
300,221	TCG Cash Reserve Government, Class I, 0.38% (b) ** ++		300,221
300,220	TCG Daily Liquidity Government, Class I, 0.38% (b) ** ++		300,220
300,220	TCG Liquid Assets Government, Class I, 0.40% (b) ** ++		300,220
300,219	TCG Liquidity Plus Government, Class I, 0.38%( b) ** ++		300,219
300,219	TCG US Government Advantage, Class I, 0.39% (b) ** ++		300,219
300,218	TCG US Government Max, Class I, 0.42%(b) ** ++		300,218
300,219	TCG US Government Premier, Class I, 0.40% (b) ** ++		300,219
300,218	TCG US Government Primary Liquidity, Class I, 0.41% (b) ** ++		300,218
300,217	TCG US Government Select, Class I, 0.42% (b) ** ++		300,217
300,218	TCG US Government Ultra, Class I, 0.38% (b) ** ++		300,218
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,683,210)		7,683,210

	TOTAL INVESTMENTS - 98.2% (Cost - $9,649,934) (c)		$ 8,661,313
	OTHER ASSETS LESS LIABILITIES - 1.8%		154,960
	NET ASSETS - 100.0%		$ 8,816,273
CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (7.0) % *
	PUT OPTIONS WRITTEN - (2.9) %
33	BHP Billiton Ltd.	04/15/2016 - $25	$ 2,046
40	Corn Future, Maturing May 2016 +	04/22/2016 - $330	500
50	Corn Future, Maturing May 2016 +	04/22/2016 - $340	3,437
50	Corn Future, Maturing May 2016 +	04/22/2016 - $350	12,500
16	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $30.50	800
15	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $32	1,500
20	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $35.50	9,200
20	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $37	16,600
14	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $37.50	14,000
24	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $38.50	34,080
24	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $39	40,560
20	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $39	40,800
20	Gold Future, Maturing June 2016 +	04/26/2016 - $975	200
20	Gold Future, Maturing June 2016 +	04/26/2016 - $995	200
10	Gold Future, Maturing June 2016 +	04/26/2016 - $1,000	100
20	Gold Future, Maturing June 2016 +	04/26/2016 - $1,015	200
110	Gold Future, Maturing June 2016 +	04/26/2016 - $1,030	1,100
60	Gold Future, Maturing June 2016 +	05/25/2016 - $1,040	3,600
50	Gold Future, Maturing June 2016 +	05/25/2016 - $1,050	3,500
30	Gold Future, Maturing June 2016 +	05/25/2016 - $1,065	2,700
80	Gold Future, Maturing June 2016 +	05/25/2016 - $1,070	8,000
30	Gold Future, Maturing June 2016 +	05/25/2016 - $1,075	3,300
60	Gold Future, Maturing August 2016 +	06/27/2016 - $1,060	13,200
44	Market Vectors Gold Miners ETF	04/15/2016 - $19	1,364
20	Market Vectors Junior Gold Miners ETF	04/15/2016 - $23	160
40	Market Vectors Junior Gold Miners ETF	04/15/2016 - $24	400
35	Market Vectors Junior Gold Miners ETF	04/15/2016 - $26	1,400
1	Potash Corp of Saskatchewan Inc	04/15/2016 - $15	6
20	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,600	500
20	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,610	500
10	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,635	250
60	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,710	3,000
20	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,620	5,250
20	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,670	7,000
20	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,675	20,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,268,928)		252,703

	CALL OPTIONS WRITTEN - (4.1) %
150	Alerian MLP ETF	04/15/2016 - $11	4,500
20	BHP Billiton Ltd.	05/20/2016 - $27.50	2,130
150	Corn Future, Maturing May 2016 +	04/22/2016 - $405	937
50	Corn Future, Maturing May 2016 +	04/22/2016 - $415	313
50	Corn Future, Maturing July 2016 +	05/20/2016 - $430	938
100	Corn Future, Maturing July 2016 +	06/24/2016 - $460	4,375
240	Crude Oil Future, Maturing May 2016 +	04/15/2016 - $46	7,200
130	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $46	61,100
40	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $47	14,000
100	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $48	26,000
80	Crude Oil Future, Maturing June 2016 +	05/17/2016 - $50	12,000
70	Crude Oil Future, Maturing July 2016 +	06/16/2016 - $50	35,700
20	Crude Oil Future, Maturing July 2016 +	06/16/2016 - $51.50	7,400
20	Crude Oil Future, Maturing July 2016 +	06/16/2016 - $53	5,400
20	Crude Oil Future, Maturing July 2016 +	06/16/2016 - $53.50	5,000
CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Contracts (a)			Value
	CALL OPTIONS WRITTEN - (4.1) % (Continued)	Expiration Date - Exercise Price
40	Gold Future, Maturing June 2016 +	04/26/2016 - $1,260	$ 46,800
60	Gold Future, Maturing June 2016 +	04/26/2016 - $1,265	62,400
20	Gold Future, Maturing June 2016 +	04/26/2016 - $1,270	18,400
30	Gold Future, Maturing June 2016 +	04/26/2016 - $1,300	12,900
30	Gold Future, Maturing June 2016 +	05/25/2016 - $1,325	23,400
31	Market Vectors Junior Gold Miners ETF	06/17/2016 - $16	13,485
30	Potash Corp of Saskatchewan, Inc.	04/15/2016 - $19	120
14	Rio Tinto PLC	04/15/2016 - $30	546
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $614,313)		365,044

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,883,241) (c)		$ 617,747

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
MLP - Master Limited Partnership
PLC - Public Limited Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ All or a portion of this investment is a holding of the CHCSF Fund Limited CFC
++ All or a portion of this investment is segregated as collateral for any derivatives the fund may hold.
(a) Each contract is equivalent to one underlying futures contract.
(b) An affiliate of the Advisor.
(C) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options purchased and written, is $7,766,692 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,465,168
	Unrealized depreciation:		(1,188,294)
	Net unrealized appreciation:		$ 276,874

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS * - 7.5%
	PUT OPTIONS PURCHASED - 1.1%
9,426	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,400	$ 117,825
9,000	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,500	112,500
10,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,400	2,375,000
25,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,425	6,562,500
1,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,450	312,500
2,500	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,475	875,000
3,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,500	1,162,500
5,500	S&P 500 Index Future, Maturing June 2016	06/30/2016 - $1,400	2,062,500
1,000	S&P 500 Index Future, Maturing June 2016	06/30/2016 - $1,425	437,500
7,500	S&P 500 Index Future, Maturing June 2016	06/30/2016 - $1,450	3,750,000
10,000	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $1,400	5,500,000
1,000	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $1,425	625,000
3,000	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $1,450	2,137,500
3,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $1,400	2,212,500
3,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $1,425	2,475,000
2,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $1,450	1,825,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $218,451,760)		32,542,825

	CALL OPTIONS PURCHASED - 6.4%
2,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,100	13,150,000
1,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,120	4,500,000
300	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,140	862,500
12,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,225	3,150,000
2,500	S&P 500 Index Future, Maturing June 2016	06/30/2016 - $2,110	14,562,500
7,575	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $2,120	46,018,125
2,000	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $2,125	11,150,000
500	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $2,130	2,550,000
2,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,125	13,300,000
8,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,130	49,200,000
3,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,135	17,025,000
2,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,140	10,400,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $149,726,250)		185,868,125

	TOTAL PURCHASED OPTIONS (Cost - $368,178,010)		218,410,950

Principal
	UNITED STATES GOVERNMENT SECURITIES - 40.2%
$ 100,000,000	United States Treasury Note, 0.750%, 10/31/2017		100,035,200
100,000,000	United States Treasury Note, 1.125%, 06/15/2018		100,750,000
100,000,000	United States Treasury Note, 0.875%, 07/15/2018		100,183,600
100,000,000	United States Treasury Note, 1.000%, 09/15/2018		100,476,600
100,000,000	United States Treasury Note, 1.250%, 11/15/2018		101,078,100
100,000,000	United States Treasury Note, 1.500%, 12/31/2018		101,800,800
200,000,000	United States Treasury Note, 1.125%, 01/15/2019		201,562,400
50,000,000	United States Treasury Note, 1.500%, 01/31/2019		50,904,300
50,000,000	United States Treasury Note, 0.750%, 02/15/2019		49,851,550
100,000,000	United States Treasury Note, 1.375%, 02/28/2019		101,453,100
50,000,000	United States Treasury Note, 1.500%, 02/28/2019		50,900,400
100,000,000	United States Treasury Note, 1.625%, 08/31/2019		102,175,800
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,156,613,745)		1,161,171,850

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	SHORT-TERM INVESTMENTS - 37.9%
	MONEY MARKET FUNDS - 37.9%
869,210,056	Fidelity Institutional Money Market Portfolio, Class I, 0.39% (b) **		$ 869,210,056
22,417,040	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.38% (b) **		22,417,040
22,416,980	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.38% (b) **		22,416,980
22,416,885	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.40% (b) **		22,416,885
22,416,825	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.38% (b) **		22,416,825
22,417,077	TCG US Government Advantage Money Market Fund, Institutional Class, 0.39% (b) **		22,417,077
22,416,815	TCG US Government Max Money Market Fund, Institutional Class, 0.42% (b) **		22,416,815
22,416,869	TCG US Government Premier Money Market Fund, Institutional Class, 0.40% (b) **		22,416,869
22,416,777	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.41% (b) **		22,416,777
22,416,774	TCG US Government Select Money Market Fund, Institutional Class, 0.42% (b) **		22,416,774
22,416,854	TCG US Government Ultra Money Market Fund, Institutional Class, 0.38% (b) **		22,416,854
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,093,378,952)		1,093,378,952

	TOTAL INVESTMENTS - 85.6% (Cost - $2,618,170,707) (c)		$ 2,472,961,752
	OTHER ASSETS LESS LIABILITIES - 14.4%		415,654,217
	NET ASSETS - 100.0%		$ 2,888,615,969

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS * - (8.5) %
	PUT OPTIONS WRITTEN - (0.8) %
4,000	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,600	100,000
2,000	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,610	50,000
2,000	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,620	50,000
3,000	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,625	75,000
1,000	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,635	25,000
500	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,640	12,500
1,500	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,650	56,250
500	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,700	18,750
5,250	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,705	262,500
6,250	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,710	312,500
1,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,600	237,500
4,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,605	950,000
2,500	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,610	625,000
1,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,615	262,500
3,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,620	787,500
1,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,650	312,500
1,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,660	325,000
1,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,665	337,500
2,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,670	700,000
10,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,675	3,625,000
1,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $1,700	425,000
900	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,650	810,000
1,100	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,655	1,017,500
1,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,660	950,000
3,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,675	3,112,500
1,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,680	1,075,000
5,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $1,700	6,125,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $223,203,395)		22,640,000

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (7.7) %
1,500	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $2,215	$ 18,750
1,900	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $2,150	1,235,000
3,000	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $2,155	1,612,500
8,500	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $2,160	3,718,750
2,800	S&P 500 Index Future, Maturing June 2016	05/20/2016 - $2,175	700,000
7,500	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,150	16,687,500
1,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,155	1,925,000
1,400	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,160	2,345,000
1,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,165	1,425,000
4,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,170	4,900,000
5,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,175	5,250,000
2,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,180	1,825,000
2,000	S&P 500 Index Future, Maturing June 2016	06/17/2016 - $2,185	1,575,000
7,500	S&P 500 Index Future, Maturing June 2016	06/30/2016 - $2,160	14,812,500
22,725	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $2,170	48,858,750
6,000	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $2,175	11,400,000
1,500	S&P 500 Index Future, Maturing September 2016	07/15/2016 - $2,180	2,512,500
6,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,175	15,600,000
24,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,180	55,800,000
9,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,185	18,675,000
6,000	S&P 500 Index Future, Maturing September 2016	07/29/2016 - $2,190	10,950,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $182,981,378)		221,826,250

	TOTAL WRITTEN OPTIONS (Premiums Received - $406,184,773) (c)		$ 244,466,250

* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Each contract is equivalent to one of the underlying futures contract.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $2,223,937,397 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 4,558,105
		Unrealized depreciation:	-
		Net unrealized depreciation:	$ 4,558,105

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 89.3%
	BANKS - 6.7%
$ 26,000	Citigroup, Inc.	2.550	4/8/2019	$ 26,384
23,000	JPMorgan Chase & Co.	2.350	1/28/2019	23,436
				49,820
	BIOTECHNOLOGY - 6.9%
22,000	Amgen, Inc.	5.700	2/1/2019	24,526
26,000	Celgene Corp.	2.250	5/15/2019	26,337
				50,863
	CHEMICALS - 6.7%
50,000	Albemarle Corp.	3.000	12/1/2019	49,973

	COMMERCIAL SERVICES - 8.2%
25,000	Hertz Corp.	4.250	4/1/2018	25,094
35,000	Western Union Co.	3.350	5/22/2019	35,719
				60,813
	COMPUTERS - 3.4%
25,000	Hewlett-Packard Co.	2.750	1/14/2019	25,445

	COSMETICS/PERSONAL CARE - 3.1%
24,000	Avon Products, Inc.	5.750	3/1/2018	22,830

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
45,000	FXCM, Inc.	2.250	6/15/2018	27,000
25,000	Synchrony Financial	3.000	8/15/2019	25,255
				52,255
	ELECTRONICS - 2.5%
25,000	Kemet Corp.	10.500	5/1/2018	18,500

	HEALTHCARE-PRODUCTS - 3.4%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,443

	MISCELLANEOUS MANUFACTURING - 1.1%
10,000	Harsco Corp.	5.750	5/15/2018	7,913

	OFFICE/BUSINESS EQUIPMENT - 7.1%
50,000	Pitney Bowes, Inc.	4.750	5/15/2018	52,430

	PHARMACEUTICALS - 13.3%
105,000	Herbalife Ltd.	2.000	8/15/2019	99,094

	PRIVATE EQUITY - 5.8%
43,000	Icahn Enterprises LP	3.500	3/15/2017	42,785

	SOFTWARE - 4.1%
30,000	Fiserv, Inc.	2.700	6/1/2020	30,488

	TELECOMMUNICATIONS - 10.0%
75,000	Sprint Communications, Inc.	8.375	8/15/2017	74,156

	TOTAL CORPORATE BONDS (Cost - $675,545)			662,808

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares				Value
	SHORT-TERM INVESTMENTS - 11.7%
86,427	Fidelity Institutional Money Market Portfolio, Class I, 0.39% *			$ 86,427
	TOTAL SHORT-TERM INVESTMENTS (Cost - $86,427)

	TOTAL INVESTMENTS - 101.0% (Cost - $761,972) (a)			$ 749,235
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0) %			(7,260)
	NET ASSETS - 100.0%			$ 741,975

LP - Limited Partnership
* Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $761,973 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 6,899
		Unrealized depreciation:		(19,637)
		Net unrealized depreciation:		$ (12,738)

CATALYST FUNDS
CATALYST INTELLIGENT ALTERNATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	MUTUAL FUNDS - 90.0%
	ALTERNATIVE FUNDS - 37.6%
29,507	Catalyst Time Value Trading Fund, Class I * +	$ 218,645
16,183	Catalyst/Auctos Multi-Strategy Fund, Class I * +	248,244
18,597	Catalyst Hedged Commodity Strategy Fund, Class I * +	188,017
		654,906
	ASSET ALLOCATION FUNDS - 40.6%
24,948	Catalyst Hedged Futures Strategy Fund, Class I +	274,929
18,973	Catalyst Macro Strategy Fund, Class I +	212,303
8,210	Catalyst/Millburn Hedge Strategy Fund, Class I * +	220,443
		707,675
	EQUITY FUND - 11.8%
20,947	Catalyst Insider Long/Short Fund, Class I * +	205,908

	TOTAL MUTUAL FUNDS (Cost - $1,611,577)	1,568,489

	SHORT-TERM INVESTMENTS - 10.3%
178,665	Fidelity Institutional Money Market Government Portfolio, Class I, 0.23% **	178,665
	TOTAL SHORT-TERM INVESTMENTS (Cost - $178,665)	178,665

	TOTAL INVESTMENTS - 100.3% (Cost - $1,790,242) (a)	$ 1,747,154
	LIABILITIES LESS OTHER ASSETS - (0.3) %	(4,898)
	NET ASSETS - 100.0%	$ 1,742,256

* Non-income producing security.
+ An affiliate of the Advisor.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,790,457 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 28,679
	Unrealized depreciation:	(71,982)
	Net unrealized depreciation:	$ (43,303)

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 89.2%
	AUTO MANUFACTURERS - 4.9%
85	Ferrari NV *	$ 3,544
207	Fiat Chrysler Automobiles NV	1,668
181	General Motors Co.	5,689
		10,901
	AUTO PARTS & EQUIPMENT - 1.2%
37	Delphi Automotive PLC	2,776

	BIOTECHNOLOGY - 4.2%
165	Corvus Pharmaceuticals, Inc. *	2,393
130	Editas Medicine, Inc. *	4,490
182	Syndax Pharmaceuticals, Inc. *	2,424
		9,307
	BUILDING MATERIALS - 1.9%
21	Fortune Brands Home & Security, Inc.	1,177
155	GCP Applied Technologies, Inc. *	3,091
		4,268
	CHEMICALS - 0.4%
31	Axalta Coating Systems Ltd. *	905

	COMMERCIAL SERVICES - 6.9%
32	Aramark	1,060
80	PayPal Holdings, Inc. *	3,088
350	Square, Inc. - Cl. A *	5,348
162	TransUnion *	4,473
25	Vantiv, Inc. - Cl. A *	1,347
		15,316
	COMPUTERS - 4.3%
100	CSRA, Inc.	2,690
195	Hewlett Packard Enterprise Co.	3,457
250	Pure Storage, Inc. - Cl. A *	3,422
		9,569
	COSMETICS/PERSONAL CARE - 0.6%
47	Coty, Inc. - Cl. A	1,308

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
180	Houlihan Lokey, Inc. - Cl. A	4,482
96	Synchrony Financial *	2,751
		7,233
	ENTERTAINMENT - 1.2%
16	Madison Square Garden Co. *	2,662

	FOOD - 7.8%
217	Blue Buffalo Pet Products, Inc. *	5,568
93	Kraft Heinz Co.	7,306
188	Performance Food Group Co. *	4,390
		17,264
	HEALTHCARE-PRODUCTS - 2.6%
250	Nuvectra Corp. *	1,353
95	Penumbra, Inc. *	4,370
		5,723

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK - 89.2% (Continued)
	HEALTHCARE-SERVICES - 1.7%
48	HCA Holdings, Inc. *	$ 3,746

	INSURANCE - 0.4%
30	Voya Financial, Inc.	893

	INTERNET - 9.9%
83	Facebook, Inc. - Cl. A *	9,470
18	Liberty Ventures *	704
275	Match Group, Inc. *	3,042
400	Mimecast Ltd. *	3,892
116	Shopify, Inc. - Cl. A *	3,272
97	Twitter, Inc. *	1,605
		21,985
	LEISURE TIME - 2.4%
30	Norwegian Cruise Line Holdings Ltd. *	1,659
229	Planet Fitness, Inc. - Cl. A *	3,719
		5,378
	LODGING - 1.2%
117	Hilton Worldwide Holdings, Inc.	2,635

	MACHINERY-DIVERSIFIED - 2.5%
190	Manitowoc Foodservice, Inc. *	2,801
111	SPX FLOW, Inc. *	2,784
		5,585
	MEDIA - 0.8%
44	Liberty Media Corp. *	1,700

	OIL & GAS - 3.3%
37	Antero Resources Corp. *	920
73	Phillips 66	6,321
		7,241
	OIL & GAS SERVICES - 1.3%
190	Exterran Corp. *	2,937

	PACKAGING & CONTAINERS - 1.7%
230	Multi Packaging Solutions International Ltd. *	3,733

	PHARMACEUTICALS - 12.2%
130	AbbVie, Inc.	7,426
105	Avexis, Inc. *	2,860
59	Baxalta, Inc.	2,384
85	BeiGene Ltd. - ADR *	2,491
230	Hutchison China MediTech Ltd. - ADR *	3,036
500	Proteostasis Therapeutics, Inc. *	4,820
16	Quintiles Transnational Holdings, Inc. *	1,042
67	Zoetis, Inc. - Cl. A	2,970
		27,029
	REITS - 1.4%
117	Care Capital Properties, Inc.	3,140

	RETAIL - 3.7%
290	Duluth Holdings, Inc. - Cl. B *	5,652
63	Restaurant Brands International, Inc.	2,446
		8,098

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	COMMON STOCK - 89.2% (Continued)
	SOFTWARE - 6.6%
175	Atlassian Corp. PLC - Cl. A *		$ 4,401
21	CDK Global, Inc.		978
235	First Data Corp. - Cl. A *		3,041
44	IMS Health Holdings, Inc. *		1,168
215	Instructure, Inc. *		3,857
20	ServiceNow, Inc. *		1,224
			14,669
	TELECOMMUNICATIONS - 0.8%
11	Palo Alto Networks, Inc. *		1,795

	TOTAL COMMON STOCK (Cost - $187,786)		197,796

	EXCHANGE TRADED FUNDS - 2.3%
	EQUITY FUND - 2.3%
100	First Trust US IPO Index Fund		5,006
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,254)		5,006

	SHORT-TERM INVESTMENTS - 8.3%
18,384	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **		18,384
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,384)		18,384

	TOTAL INVESTMENTS - 99.8% (Cost - $211,424) (a)		$ 221,186
	OTHER ASSETS LESS LIABILITIES - 0.2%		502
	NET ASSETS - 100.0%		$ 221,688

* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
PLC - Public Liability Company
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $211,424 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 20,292
		Unrealized depreciation:	(10,530)
		Net unrealized appreciation:	$ 9,762

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	COMMON STOCK - 0.1%
	BIOTECHNOLOGY - 0.0%
5,750	Clal Biotechnology Industries Ltd. *		$ 4,679

	ELECTRIC - 0.0%
500	Genie Energy Ltd.		3,805

	ENGINEERING & CONSTRUCTION - 0.0%
2,400	Ludan Engineering Co. Ltd. *		2,310

	HEALTHCARE-PRODUCTS - 0.0%
29,500	BSP Biological Signal Processing Ltd. *		4,456
32,000	Icecure Medical Ltd. *		5,651
			10,107
	HOUSEHOLD PRODUCTS/WARES - 0.0%
255	Albaad Massuot Yitzhak Ltd.		2,643

	INVESTMENT COMPANIES - 0.0%
24,771	Kardan NV *		3,742

	PHARMACEUTICALS - 0.0%
32,500	Kitov Pharmaceuticals Holdings Ltd. *		7,001
40	Perrigo Co. PLC		5,117
			12,118
	PRIVATE EQUITY - 0.0%
13,898	Xenia Venture Capital Ltd. *		3,962

	REAL ESTATE - 0.0%
15,500	Direct Capital Investments Ltd. *		3,916

	SEMICONDUCTORS - 0.0%
500	Tower Semiconductor Ltd. *		6,159
500	Tower Semiconductor Ltd. *		6,060
			12,219
	SOFTWARE - 0.1%
2,500	Mckesson Technologies, Inc. *		4,025
27,956	Somoto Ltd.		11,301
			15,326
	TELECOMMUNICATIONS - 0.0%
300	Silicom Ltd.		10,242

	TOTAL COMMON STOCK (Cost - $97,321)		85,069

	PREFERRED STOCK - 1.0%
	TRANSPORTATION - 1.0%
69,186	Navios Maritime Holdings, Inc. *		284,354
229,248	Navios Maritime Holdings, Inc. *		900,945
			1,185,299

	TOTAL PREFERRED STOCK (Cost - $1,657,870)		1,185,299

	EXCHANGE TRADED FUNDS - 0.1%
	ASSET ALLOCATION FUNDS - 0.0%
33	ProShares UltraShort Yen *		2,524

	DEBT FUNDS - 0.1%
5	iShares 10-20 Year Treasury Bond ETF		708
25	iShares 1-3 Year Treasury Bond ETF		2,126
1,000	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		124,190
			127,024
	EQUITY FUNDS - 0.0%
225	KSM Insurance Sector 40A *		6,977

	TOTAL EXCHANGE TRADED FUNDS (Cost - $137,418)		136,525
CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	MUTUAL FUNDS - 0.0%
	CLOSED-END FUNDS - 0.0%
89	Morgan Stanley Emerging Markets Debt Fund, Inc.		$ 781
45	Pioneer Diversified High Income Trust		692
	TOTAL MUTUAL FUNDS (Cost - $1,696)		1,473

	CORPORATE BONDS - 2.5%
7,500,000	Chesapeake Energy Corp.		2,943,750
370,000	Navios Maritime Holdings, Inc.		109,150
	TOTAL CORPORATE BONDS (Cost - $2,847,060)		3,052,900

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 31.9% *
	PUT OPTIONS PURCHASED - 0.0%
2,000	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/2017 - $6	8,000
25	Market Vectors Gold Miners ETF	01/20/2017 - $25	16,050
10	United States Oil Fund LP	01/20/2017 - $42	32,225
	TOTAL PUT OPTIONS PURCHASED (Cost - $153,142)		56,275

	CALL OPTIONS PURCHASED - 31.9%
200	3M Co.	01/19/2018 - $135	703,000
65	Abbott Laboratories	01/20/2017 - $45	9,295
20	Advanced Auto Parts Inc.	01/20/2017 - $160	35,100
34	Aetna Inc	01/20/2017 - $105	54,570
75	Agrium Inc	01/19/2018 - $80	107,250
2,750	Alerian MLP ETF	01/19/2018 - $10	529,375
4,850	Alerian MLP ETF	01/20/2017 - $10	800,250
125	Altria Group Inc	01/20/2017 - $55	110,000
195	Altria Group Inc	01/20/2017 - $50	255,450
550	Altria Group Inc	01/19/2018 - $57.5	460,625
910	American Airlines Group Inc	01/20/2017 - $30	1,128,400
1,635	American Airlines Group Inc	01/19/2018 - $30	2,477,025
65	American Express Co.	01/20/2017 - $50	80,600
460	American Water Works Co.	09/16/2016 - $60	441,600
10	Amgen, Inc.	01/20/2017 - $155	10,900
20	Amgen, Inc.	01/20/2017 - $145	32,720
35	Amgen, Inc.	01/20/2017 - $160	31,325
275	Anglogold Limited	07/15/2016 - $10	112,750
40	Anheuser-Busch InBev	01/20/2017 - $120	44,800
70	Archer-Daniels-Midland Co	01/19/2018 - $30	56,000
1,510	AT&T Inc	01/19/2018 - $35	664,400
25	AutoZone, Inc.	01/19/2018 - $680	422,750
175	Bank of America Corp.	01/20/2017 - $10	67,025
75	Bank of New York Mellon Corp	01/20/2017 - $30	59,250
2,750	Barrick Gold Corporation	01/20/2017 - $10	1,226,500
150	Beazer Homes USA Inc.	01/20/2017 - $5	61,500
125	Black Box Corp.	09/16/2016 - $10	59,375
45	Boeing Co.	01/20/2017 - $130	36,000
15	Buffalo Wild Wings Inc	01/20/2017 - $180	10,350
90	CBRE GROUP INC - A	09/16/2016 - $21	74,250
50	Cheniere Energy Inc	01/20/2017 - $30	39,700
200	Chesapeake Energy Corp.	01/20/2017 - $2	45,900
600	Chesapeake Energy Corp.	01/20/2017 - $4	76,200
3,250	Chesapeake Energy Corp.	01/20/2017 - $5	299,000
10	Cigna Corp.	01/20/2017 - $150	9,550
15	Cigna Corp.	01/20/2017 - $160	9,713
35	Cigna Corp.	01/20/2017 - $130	65,800
16	Clorox Co.	01/20/2017 - $105	35,360
250	Clorox Co.	01/20/2017 - $120	268,750
800	Coca-Cola Co.	01/19/2018 - $40	588,000
400	Colgate-Palmolive Co.	01/19/2018 - $60	504,000
150	Conagra Foods, Inc.	01/20/2017 - $40	93,000
12	Costco Wholesale Corp	01/20/2017 - $145	22,380
45	Costco Wholesale Corp	01/20/2017 - $130	137,813
CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 31.9% (Continued)*
	CALL OPTIONS PURCHASED - 31.9% (Continued)
86	CVS CaremarkCorp.	01/20/2017 - $100	$ 75,680
70	Deere & Co.	01/19/2018 - $70	87,675
25	Delta Air Lines Inc.	01/20/2017 - $45	19,900
150	Direxion Shares	08/19/2016 - $140	16,125
225	Direxion Shares	08/19/2016 - $90	258,750
500	Direxion Shares	08/19/2016 - $80	880,000
3,150	Direxion Shares	08/19/2016 - $82	5,103,000
25	Dollar General Corp	01/20/2017 - $75	34,500
30	Dollar General Corp	01/20/2017 - $72.5	47,250
35	Dollar General Corp	01/20/2017 - $70	62,125
65	DOLLAR TREE INC	01/20/2017 - $80	60,125
195	Dollar Tree Inc	01/20/2017 - $75	240,825
275	Dollar Tree Inc	01/20/2017 - $70	440,000
150	Duke Energy Corp.	01/20/2017 - $70	165,000
435	Duke Energy Corp.	01/19/2018 - $70	524,175
20	Edwards Lifesciences Corp	01/20/2017 - $67.5	48,700
52	Energy Transfer Equity LP	01/20/2017 - $32.5	2,340
175	Enlink Midstream LLC	09/16/2016 - $5	106,750
45	Estee Lauder Cos. Inc.	01/20/2017 - $85	58,500
45	Family Dollar Stores, Inc.	01/20/2017 - $75	24,975
225	Fiserv Inc.	09/16/2016 - $90	324,000
75	General Mills, Inc.	01/20/2017 - $50	101,925
240	General Mills, Inc.	01/20/2017 - $55	223,200
20	Gilead Sciences, Inc.	01/20/2017 - $100	10,800
55	Gilead Sciences, Inc.	01/20/2017 - $110	14,795
1,200	Goldcorp, Inc. (New)	01/20/2017 - $13	558,000
1,300	Goldcorp, Inc. (New)	01/19/2018 - $12	798,200
650	Harmony Gold Mining Company	08/19/2016 - $2	115,375
140	Hasbro, Inc.	01/20/2017 - $70	172,200
95	Hershey Co.	01/20/2017 - $85	96,425
300	Hershey Co.	01/19/2018 - $80	470,250
42	Hertz Global Holdings Inc	01/20/2017 - $20	1,134
20	Illumina Inc.	01/20/2017 - $200	20,100
900	Internap Network Services Corp	07/15/2016 - $2.5	47,250
75	iShares 20+ Year Treasury Bond ETF	01/20/2017 - $120	86,625
110	iShares MSCI Canada ETF	01/20/2017 - $22	29,425
75	iShares MSCI EAFE ETF	01/20/2017 - $62	7,238
125	iShares MSCI Germany ETF	01/20/2017 - $25	23,438
100	iShares MSCI Japan ETF	01/20/2017 - $13	1,800
2	iShares Nasdaq Biotechnology ETF	01/20/2017 - $400	135
60	iShares U.S. Real Estate ETF	01/20/2017 - $70	53,850
100	Johnson & Johnson	01/20/2017 - $92.5	169,500
310	Johnson & Johnson	01/19/2018 - $95	506,075
325	KeyCorp	01/20/2017 - $10	52,325
150	Kimberly-Clark Corp.	01/20/2017 - $110	389,250
75	Kinder Morgan Inc.	01/20/2017 - $45	975
2,500	Kinder Morgan Inc.	01/20/2017 - $15	1,075,000
175	Kroger Co.	01/20/2017 - $35	89,250
70	Lannett Co Inc.	01/20/2017 - $20	21,525
45	Market Vectors	01/20/2017 - $15	27,225
20	Mastercard Inc	01/20/2017 - $90	20,100
250	McDonald's Corp.	01/19/2018 - $115	415,000
15	Mead Johnson Nutrition Co.	01/20/2017 - $100	3,428
150	Merck & Co Inc	01/20/2017 - $55	34,200
50	Mondelez International	01/20/2017 - $37	28,350
60	Monsanto Co.	01/19/2018 - $80	87,000
75	Mosaic Co.	01/20/2017 - $20	59,250
75	MPLX LP	09/16/2016 - $22.5	60,375
CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 31.9% (Continued)*
	CALL OPTIONS PURCHASED - 31.9% (Continued)
450	Newmont Mining Corp.	01/19/2018 - $20	$ 414,000
625	Newmont Mining Corp.	01/20/2017 - $20	503,750
40	NIKE, Inc.	01/20/2017 - $55	39,400
300	NiSource Inc	01/20/2017 - $17	201,000
150	Northstar Realty Finance Corp.	01/20/2017 - $10	52,500
2,800	Peabody Energy Corp	04/15/2016 - $5	14,000
37	Pfizer Inc.	01/20/2017 - $35	1,184
485	Philip Morris Int'l Inc.	01/19/2018 - $85	717,800
75	Plains All Amer. Pipeline LP	01/20/2017 - $15	47,625
1,000	Potash Corp. Saskatchewan, Inc	01/19/2018 - $15	388,000
30	Praxair Inc.	07/15/2016 - $85	90,000
1,750	Progressive Corp.	08/19/2016 - $30	962,500
95	Proshares	01/20/2017 - $70	597,550
35	Prudential Financial Inc.	01/20/2017 - $55	65,624
480	Reynolds American Inc	01/20/2017 - $40	532,800
200	Roadrunner Transportation	07/15/2016 - $10	60,500
125	Ross Stores Inc.	01/20/2017 - $47.5	160,000
230	Ross Stores Inc.	01/20/2017 - $45	339,250
370	Ross Stores Inc.	01/20/2017 - $50	397,750
1,430	Ross Stores Inc.	01/20/2017 - $52.5	1,229,800
200	Sibanye Gold - ADR	07/15/2016 - $10	113,000
30	Sketchers USA Inc - Cl A	01/20/2017 - $33.33	11,400
30	Sketchers USA Inc - Cl A	01/20/2017 - $36.67	7,874
10	Skyworks Solutions Inc	01/20/2017 - $75	12,300
75	Sotheby's	01/20/2017 - $20	60,000
42	Southwestern Energy Co	01/20/2017 - $28	924
70	SPDR Consumer Staples Select Sector Fund	01/20/2017 - $49	34,300
310	SPDR Consumer Staples Select Sector Fund	01/20/2017 - $47	204,600
410	SPDR Consumer Staples Select Sector Fund	01/20/2017 - $48	234,725
250	SPDR Gold Shares	01/19/2018 - $110	406,250
6	SPDR Dow Jones Industrial Avg	01/20/2017 - $170	7,811
30	Starbucks Corp.	01/20/2017 - $50	35,100
85	Sysco Corp.	01/20/2017 - $37	85,765
350	TAL International Group, Inc	07/15/2016 - $10	185,500
10	Time Warner Cable Inc	01/20/2017 - $180	30,850
70	Triumph Group Inc	09/16/2016 - $25	57,050
225	United Continental Hldgs	01/20/2017 - $50	303,187
5	Valeant Pharmaceuticals	01/20/2017 - $250	25
25	Vanguard FTSE Emerging Markets ETF	01/20/2017 - $40	1,563
175	Vanguard FTSE Emerging Markets ETF	01/20/2017 - $35	41,125
20	Vanguard FTSE Europe ETF	01/20/2017 - $54	1,000
760	Verizon Communications, Inc.	01/19/2018 - $47	571,900
410	Wal-Mart Stores, Inc.	01/19/2018 - $60	446,900
30	Walt Disney Co.	01/20/2017 - $110	8,790
100	Waste Management, Inc.	01/20/2017 - $50	99,000
110	Waste Management, Inc.	01/20/2017 - $45	162,800
185	Waste Management, Inc.	01/20/2017 - $47	233,100
660	Waste Management, Inc.	01/19/2018 - $50	689,700
1,300	Waste Management, Inc.	04/15/2016 - $50	1,222,000
50	Welltower Inc	01/20/2017 - $55	73,000
50	Wyndham Worldwide Corp	01/20/2017 - $65	68,250
25	Yum! Brands Inc	01/20/2017 - $85	15,250
46	Yum! Brands Inc	01/20/2017 - $90	19,596
	TOTAL CALL OPTIONS PURCHASED (Cost - $34,275,184)		39,068,657

	TOTAL OPTIONS PURCHASED (Cost - $34,428,326)		39,124,932
CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	SHORT-TERM INVESTMENTS - 66.1%
	MONEY MARKET FUNDS - 21.2%
11,992,239	Fidelity Institutional Money Market Funds Treasury Portfolio, Class I, 0.19% **		$ 11,992,239
1,400,000	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.38% (b)		1,400,000
1,400,000	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.38% (b)		1,400,000
1,400,000	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.40% (b)		1,400,000
1,400,000	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.38% (b)		1,400,000
1,400,044	TCG US Government Advantage Money Market Fund, Institutional Class, 0.39% (b)		1,400,044
1,400,000	TCG US Government Max Money Market Fund, Institutional Class, 0.42% (b)		1,400,000
1,400,000	TCG US Government Premier Money Market Fund, Institutional Class, 0.40% (b)		1,400,000
1,400,000	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.41% (b)		1,400,000
1,400,000	TCG US Government Select Money Market Fund, Institutional Class, 0.42% (b)		1,400,000
1,400,000	TCG US Government Ultra Money Market Fund, Institutional Class, 0.38% (b)		1,400,000
	TOTAL MONEY MARKET FUNDS (Cost - $25,992,283)		25,992,283

Principal
	UNITED STATES GOVERNMENT SECURITIES - 44.9%
$ 32,880,000	United States Treasury Bill, 0.439%, 10/15/2015		32,912,124
22,200,000	United States Treasury Bill, 0.3275%, 09/15/2016		22,168,068
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $55,064,881)		55,080,192

	TOTAL SHORT-TERM INVESTMENTS (Cost - $81,057,164)		81,072,475

	TOTAL INVESTMENTS - 101.7% (Cost - $120,226,855) (c)		$ 124,658,673
	LIABILITIES LESS OTHER ASSETS - (1.7) %		(2,121,777)
	NET ASSETS - 100.0%		$ 122,536,896

Shares
	SECURITIES SOLD SHORT - (11.9) % *
	EXCHANGED TRADED FUNDS - (11.9) % *
	EQUITY FUNDS - (0.6) %
13,750	Direxion Daily Russia Bull 3x Shares		730,263
	TOTAL EQUITY FUNDS (Cost - $375,671)

	COMMODITY FUNDS - (11.3) %
110,000	ELEMENTS Linked to the Rogers International Commodity Index - Agri Tot Return		685,300
60,000	iPath Bloomberg Coffee Subindex Total Return ETN		1,179,300
58,750	iPath Bloomberg Grains Subindex Total Return ETN		1,780,125
825,000	ProShares Ultra Bloomberg Crude Oil		7,350,750
52,276	Teucrium Corn Fund		1,051,793
5,000	Teucrium Soybean Fund		90,104
71,800	VelocityShares 3x Long Natural Gas ETN		1,745,458
	TOTAL COMMODITY FUNDS (Cost - $11,989,692)		13,882,830

	TOTAL SECURITIES SOLD SHORT (Proceeds - $12,365,363) (c)		$ 14,613,093

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (5.8) % *
	PUT OPTIONS WRITTEN - (0.4) %
8,250	ProShares Ultra Bloomberg Crude Oil	04/15/2016 - $9	$ 486,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $567,177)		486,750

	CALL OPTIONS WRITTEN - (5.4) %
500	Direxion Daily FTSE China Bull 3X Shares	4/15/2016 - $10	225,000
500	Direxion Daily Gold Miners Index Bear 3X Shares	01/20/2017 - $8	30,000
20	Direxion Daily Gold Miners Index Bull 3X Shares	01/20/2017 - $105	28,200
1,750	Direxion Daily Small Cap Bear 3X Shares	01/20/2017 - $58	962,500
240	Direxion YANG	01/20/2017 - $33.75	7,200
3,375	ProShares Ultra VIX Short-Term Futures ETF	01/20/2017 - $80	1,393,875
1,750	ProShares Ultra VIX Short-Term Futures ETF	01/20/2017 - $95	647,500
1,730	ProShares Ultra VIX Short-Term Futures ETF	01/20/2017 - $170	406,550
1,625	ProShares Ultra VIX Short-Term Futures ETF	6/17/2016 - $40	305,500
1,400	ProShares Ultra VIX Short-Term Futures ETF	01/20/2017 - $60	700,000
1,275	ProShares Ultra VIX Short-Term Futures ETF	9/16/2016 - $50	433,500
1,000	ProShares Ultra VIX Short-Term Futures ETF	1/19/2018 - $115	625,000
100	ProShares Ultra VIX Short-Term Futures ETF	01/20/2017 - $100	35,000
725	ProShares UltraShort Bloomberg Crude Oil	01/20/2017 - $360	717,750
60	ProShares UltraShort Bloomberg Crude Oil	01/20/2017 - $200	133,920
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $11,552,915)		6,651,495

	TOTAL WRITTEN OPTIONS (Premiums Received - $12,120,092) (c)		$ 7,138,245

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, options written, is $95,590,230 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 13,180,240
	Unrealized depreciation:		(5,863,135)
	Net unrealized appreciation:		$ 7,317,105

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 89.0% *
1,254,420	Fidelity Institutional Money Market Portfolio, Class I, 0.39% +	$ 1,254,420
1,200,537	TCG Cash Reserve Government Money Market Fund 0.38% ^	1,200,537
1,200,539	TCG Daily Liquidity Government Money Market Fund 0.38% ^	1,200,539
1,200,534	TCG Liquid Assets Government Money Market Fund 0.40% ^	1,200,534
1,200,529	TCG Liquidity Plus Government Money Market Fund 0.38% ^	1,200,529
1,200,539	TCG US Government Advantage Money Market Fund 0.39% ^	1,200,539
1,200,528	TCG US Government Max Money Market Fund 0.42% ^	1,200,528
1,200,532	TCG US Government Premier Money Market Fund 0.40% ^	1,200,532
1,200,526	TCG US Government Primary Liquidity Money Market Fund 0.41% ^	1,200,526
1,200,525	TCG US Government Select Money Market Fund 0.42% ^	1,200,525
1,200,530	TCG US Government Ultra Money Market Fund 0.38% ^	1,200,530
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,259,739)	13,259,739

	TOTAL INVESTMENTS - 89.0% (Cost - $13,259,739) (a)	$ 13,259,739
	OTHER ASSETS LESS LIABILITIES - 11.0%	1,644,937
	NET ASSETS - 100.0%	$ 14,904,676

^ An affiliate of the Advisor.
* Rate shown represents the rate at March 31, 2016, is subject to change and resets daily
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $13,259,739 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

		Unrealized
Long Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.8%
20	10 YR Mini JGB Future Jun 2016
	(Underlying Face Amount at Value 302,980,000 JPY)	$ (53)
1	3 MO Sterling (Short Sterling) Dec 2017
	(Underlying Face Amount at Value $124,038)	90
2	3 MO Sterling (Short Sterling) Jun 2017
	(Underlying Face Amount at Value $248,275)	(90)
3	3 MO Sterling (Short Sterling) Mar 2017
	(Underlying Face Amount at Value $372,563)	(629)
75	3 MO Sterling (Short Sterling) Sep 2017
	(Underlying Face Amount at Value $9,306,563)	(11,084)
9	3-Month Euro (Euribor) Mar 2017
	(Underlying Face Amount at Value 2,256,638 Euro)	(1,025)
14	90 Day Bank Bill Dec 2016
	(Underlying Face Amount at Value $3,345,630)	(2,611)
64	90 Day Bank Bill Mar 2017
	(Underlying Face Amount at Value $15,300,557)	(8,464)
1	90Day Euro$ Future Dec 2017
	(Underlying Face Amount at Value 247,413 Euro)	(225)
1	90Day Euro$ Future Dec 2016
	(Underlying Face Amount at Value 247,938 Euro)	138
2	90Day Euro$ Future Jun 2017
	(Underlying Face Amount at Value 495,400 Euro)	50
2	90Day Euro$ Future Mar 2017
	(Underlying Face Amount at Value 495,650 Euro)	175
2	90Day Euro$ Future Mar 2018
	(Underlying Face Amount at Value 494,550 Euro)	(450)
56	90Day Euro$ Future Sep 2017
	(Underlying Face Amount at Value 13,864,200 Euro)	(1,237)
4	Australian Dollar Future Jun 2016
	(Underlying Face Amount at Value 306,000 AUD)	180
53	Bank Accept Mar 2017
	(Underlying Face Amount at Value $13,136,050)	(11,912)
62	Brent Crude Future Jun 2016 +
	(Underlying Face Amount at Value $2,500,460)	(88,040)
9	Canadian 10 Year Bond Jun 2016
	(Underlying Face Amount at Value 1,269,720 CAD)	(9,777)

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

		Unrealized
Long Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.8% (Continued)
1	COMEX E-mini Copper Future May 2016 +
	(Underlying Face Amount at Value $27,275)	$ (1,100)
5	Corn-Mini Future May 2016 +
	(Underlying Face Amount at Value $17,575)	(898)
55	Crude Oil Future Aug 2016 +
	(Underlying Face Amount at Value $2,274,800)	10,204
63	Crude Oil Future Sep 2016 +
	(Underlying Face Amount at Value $2,639,700)	95,448
5	Dollar Index Future Jun 2016
	(Underlying Face Amount at Value $472,890)	(3,221)
11	Euro BOBL Future Jun 2016
	(Underlying Face Amount at Value 1,442,100 Euro)	(3,326)
14	Euro CHF 3MO ICE Mar 2017
	(Underlying Face Amount at Value 70,623 Euro)	(2,062)
8	Euro FX Currency Future Jun 2016
	(Underlying Face Amount at Value 1,141,200 Euro)	45,813
5	Euro-Bund Future Jun 2016
	(Underlying Face Amount at Value 816,600 Euro)	(399)
58	Fed Funds Future 30 Day Jul 2016
	(Underlying Face Amount at Value $24,065,883)	16,012
2	Feeder Cattle Apr 2016 +
	(Underlying Face Amount at Value $157,075)	(2,650)
6	Gold Jun 2016 +
	(Underlying Face Amount at Value $741,360)	(5,940)
20	Japanese Yen Future Jun 2016
	(Underlying Face Amount at Value 2,226,000 JPY)	6,556
3	Lean Hogs Jun 2016 +
	(Underlying Face Amount at Value $97,020)	(2,108)
12	Live Cattle Aug 2016 +
	(Underlying Face Amount at Value $576,840)	(9,176)
6	Long Gilt Future Jun 2016
	(Underlying Face Amount at Value $727,320)	(2,415)
2	Mini Silver May 2016 +
	(Underlying Face Amount at Value $30,928)	(497)
1	Mini Wheat Future May 2016 +
	(Underlying Face Amount at Value $4,735)	(5)
26	Natural Gas Future Jul 2016 +
	(Underlying Face Amount at Value $559,780)	17,451
4	New Zealand Dollar Future Jun 2016
	(Underlying Face Amount at Value 275,840 NZD)	4,432
12	NY Harbor ULSD Futures May 2016 +
	(Underlying Face Amount at Value $597,492)	(27,719)
3	NYMEX E-Mini Natural Gas May 2016 +
	(Underlying Face Amount at Value $14,693)	368
2	NYMEX Lgt Sweet Crude Oil May 2016 +
	(Underlying Face Amount at Value $38,340)	(1,860)
5	Soybean Future May 2016 +
	(Underlying Face Amount at Value $455,375)	11,338
11	US 10 Year Future Jun 2016
	(Underlying Face Amount at Value $1,434,297)	(3,157)
11	US 5YR NOTE (CBT) Jun 2016
	(Underlying Face Amount at Value $1,332,805)	1,453
5	US Long Bond Future Jun 2016
	(Underlying Face Amount at Value $822,188)	(2,330)
6	World Sugar #11 May 2016 +
	(Underlying Face Amount at Value $103,152)	14,329
85	World Sugar #11 Oct 2016 +
	(Underlying Face Amount at Value $1,486,072)	97,559
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS	117,136

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

		Unrealized
Short Contracts		Appreciation/(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (3.4) %
6	3 MO Sterling (Short Sterling) Jun 2016
	(Underlying Face Amount at Value $745,538)	$ (81)
2	3 MO Sterling (Short Sterling) Sep 2016
	(Underlying Face Amount at Value $248,475)	72
50	90 Day Bank Bill Jun 2016
	(Underlying Face Amount at Value $11,930,380)	7,503
15	90 Day Bank Bill Sep 2016
	(Underlying Face Amount at Value $3,582,774)	1,820
6	90Day Euro$ Future Jun 2016
	(Underlying Face Amount at Value 595,860 Euro)	(538)
5	90Day Euro$ Future Sep 2016
	(Underlying Face Amount at Value 496,200 Euro)	(288)
36	Brent Crude Future Aug 2016 +
	(Underlying Face Amount at Value $1,483,920)	(98,330)
30	Brent Crude Future Jul 2016 +
	(Underlying Face Amount at Value $1,223,100)	39,093
5	British Pound Future Jun 2016
	(Underlying Face Amount at Value 449,156 GBP)	(13,744)
6	CAC 40 10 Euro Future Apr 2016
	(Underlying Face Amount at Value 263,010 Euro)	6,357
6	Canadian Dollar Future Jun 2016
	(Underlying Face Amount at Value 462,420 CAD)	(14,340)
11	Cocoa May 2016 +
	(Underlying Face Amount at Value $324,500)	(4,520)
3	Coffee May 2016 +
	(Underlying Face Amount at Value $143,381)	(8,644)
2	Copper Future May 2016 +
	(Underlying Face Amount at Value $109,150)	(3,738)
16	Corn Future May 2016 +
	(Underlying Face Amount at Value $281,200)	12,788
12	Cotton May 2016 +
	(Underlying Face Amount at Value $350,640)	145
55	Crude Oil Future Jul 2016 +
	(Underlying Face Amount at Value $2,237,950)	(147,153)
51	Crude Oil Future Jun 2016 +
	(Underlying Face Amount at Value $2,027,250)	(7,302)
16	Crude Oil Future May 2016
	(Underlying Face Amount at Value $613,440)	(34,383)
9	Euro CHF 3MO ICE Jun 2016
	(Underlying Face Amount at Value 45,369 Euro)	4,358
2	Euro E-Mini Fut Dec2015 Jun 2016
	(Underlying Face Amount at Value 142,650 Euro)	(2,513)
8	Euro STOXX 50 Jun 2016
	(Underlying Face Amount at Value 9,848,160 Euro)	(4,466)
4	Gas Oil Future May 2016 +
	(Underlying Face Amount at Value $143,400)	6,700
3	Gasoline RBOB May 2016 +
	(Underlying Face Amount at Value $182,284)	8,089
5	JPY/USD Japanese Yen E-mini Jun 2016
	(Underlying Face Amount at Value 278,438 JPY)	(1,294)
14	Lean Hogs Aug 2016 +
	(Underlying Face Amount at Value $450,240)	4,216
6	Live Cattle Jun 2016 +
	(Underlying Face Amount at Value $297,660)	6,959
24	Mill Wheat EURO May 2016 +
	(Underlying Face Amount at Value 183,300 Euro)	7,448

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

		Unrealized
Short Contracts		Appreciation/(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (3.4) % (Continued)
8	Mini Gold Future Jun 2016 +
	(Underlying Face Amount at Value $316,314)	$ 2,408
7	Mini-Hang Seng Index Apr 2016
	(Underlying Face Amount at Value $1,456,490)	(3,240)
1	Nasdaq 100 E-Mini Jun 2016
	(Underlying Face Amount at Value $89,525)	(3,300)
22	Natural Gas Future Jun 2016 +
	(Underlying Face Amount at Value $451,880)	(15,794)
10	Natural Gas Future May 2016 +
	(Underlying Face Amount at Value $195,900)	2,151
11	Nikkei 225 Mini Jun 2016
	(Underlying Face Amount at Value 18,436,000 JPY)	(4,454)
15	NY Harbor ULSD Futures Jun 2016 +
	(Underlying Face Amount at Value $757,071)	30,744
1	S&P E-Mini Future Jun 2016
	(Underlying Face Amount at Value $102,575)	(3,860)
11	SGX MSCI Singapore Index Apr 2016
	(Underlying Face Amount at Value $701,580)	(409)
2	Silver May 2016 +
	(Underlying Face Amount at Value $154,640)	(2,090)
17	Soybean Meal May 2016 +
	(Underlying Face Amount at Value $45,951)	(9,090)
2	Soybean Mini Future May 2016 +
	(Underlying Face Amount at Value $18,215)	(26)
14	Soybean Oil Future May 2016 +
	(Underlying Face Amount at Value $287,448)	(25,728)
3	SPI 200 Jun 2016
	(Underlying Face Amount at Value $379,950)	(11,244)
3	Swiss Franc Future Jun 2016
	(Underlying Face Amount at Value 391,650 CHF)	(13,369)
13	Wheat Future (KCB) May 2016 +
	(Underlying Face Amount at Value $309,563)	(10,896)
6	Wheat Future May 2016 +
	(Underlying Face Amount at Value $142,050)	(6,325)
83	World Sugar #11 Jul 2016 +
	(Underlying Face Amount at Value $1,436,232)	(191,013)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS	(501,321)

+ All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 96.9%
	AIRLINES - 7.5%
130,000	Delta Air Lines, Inc.	$ 6,328,400
58,500	Ryanair Holdings PLC - ADR	5,020,470
		11,348,870
	BEVERAGES - 5.7%
90,000	Molson Coors Brewing Co.	8,656,200

	BIOTECHNOLOGY - 4.8%
67,000	Ligand Pharmaceuticals, Inc. *	7,175,030

	COMPUTERS - 2.7%
120,000	Computer Sciences Corp.	4,126,800

	COSMETICS/PERSONAL CARE - 5.9%
95,000	Estee Lauder Cos, Inc.	8,959,450

	DIVERSIFIED FINANCIAL SERVICES - 4.8%
110,000	Nasdaq, Inc.	7,301,800

	ELECTRIC - 4.7%
117,000	WEC Energy Group, Inc.	7,028,190

	ENVIRONMENTAL CONTROL - 5.9%
150,000	Waste Management, Inc.	8,850,000

	FOOD - 4.9%
74,000	McCormick & Co., Inc.	7,361,520

	HEALTHCARE-PRODUCTS - 4.4%
11,000	Intuitive Surgical, Inc. *	6,611,550

	INSURANCE - 4.9%
62,000	RenaissanceRe Holdings Ltd.	7,429,460

	INTERNET - 10.3%
11,300	Alphabet, Inc. *	8,417,935
70,000	Netflix, Inc. *	7,156,100
		15,574,035
	RETAIL - 8.0%
24,000	Panera Bread Co. *	4,915,920
37,000	Ulta Salon Cosmetics & Fragrance, Inc. *	7,168,380
		12,084,300
	SEMICONDUCTORS - 8.0%
44,000	KLA-Tencor Corp.	3,203,640
250,000	NVIDIA Corp.	8,907,500
		12,111,140
	SOFTWARE - 9.6%
210,000	Activision Blizzard, Inc.	7,106,400
100,000	MSCI, Inc. - Cl. A	7,408,000
		14,514,400
	TELECOMMUNICATIONS - 4.8%
185,000	AT&T, Inc.	7,246,450

	TOTAL COMMON STOCK (Cost - $131,046,644)	146,379,195
CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 2.4%
3,552,246	Federated Treasury Obligations Fund, Institutional Class, 0.17% **	$ 3,552,246
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,552,246)	3,552,246

	TOTAL INVESTMENTS - 99.3% (Cost - $134,598,890) (a)	$ 149,931,441
	OTHER ASSETS LESS LIABILITIES - 0.7%	1,076,623
	NET ASSETS - 100.0%	$ 151,008,064

* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.
PLC - Public Liability Company.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $134,598,890 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 15,752,349
	Unrealized depreciation:	(419,798)
	Net unrealized appreciation:	$ 15,332,551

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 3.2%
2,750	General Dynamics Corp.	$ 361,268

	AUTO PARTS & EQUIPMENT - 2.9%
9,000	Cooper Tire & Rubber Co.	333,180

	BEVERAGES - 2.9%
3,700	Dr Pepper Snapple Group, Inc.	330,854

	BIOTECHNOLOGY - 3.1%
3,850	Gilead Sciences, Inc.	353,661

	BUILDING MATERIALS - 4.0%
7,000	Masonite International Corp. *	458,500

	COMPUTERS - 3.5%
14,750	Genpact Ltd. *	401,052

	COSMETICS/PERSONAL CARE - 3.5%
14,500	Coty, Inc. +	403,535

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
1,800	Alliance Data Systems Corp. *	396,000

	ELECTRONICS - 3.6%
20,750	TASER International, Inc. * +	407,323

	FOOD - 3.0%
4,500	Kellogg Co.	344,475

	HEALTHCARE-PRODUCTS - 3.6%
3,800	Zimmer Biomet Holdings, Inc.	405,194

	HEALTHCARE-SERVICES - 3.1%
2,600	Chemed Corp.	352,170

	HOLDING COMPANIES-DIVERSIFICATION - 3.0%
16,500	National Bank Holdings Corp.	336,435

	INSURANCE - 9.8%
6,950	American International Group, Inc.	375,647
3,000	RenaissanceRe Holdings Ltd.	359,490
470	White Mountains Insurance Group Ltd.	377,222
		1,112,359
	INTERNET - 6.8%
45,000	Global Eagle Entertainment, Inc. *	383,400
4,450	VeriSign, Inc. * +	394,003
		777,403
	MEDIA - 2.9%
5,000	AMC Networks, Inc. *	324,700

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	MISCELLANEOUS MANUFACTURING - 3.4%
2,350	3M Co.	$ 391,580

	PACKAGING & CONTAINERS - 3.4%
7,500	Bemis Co, Inc.	388,350

	PHARMACEUTICALS - 3.5%
6,500	Mallinckrodt PLC *	398,320

	RETAIL - 9.6%
21,750	American Eagle Outfitters, Inc. +	362,573
8,000	Big Lots, Inc.	362,320
8,400	Macy's, Inc.	370,356
		1,095,249
	SAVINGS & LOANS - 3.0%
25,250	Beneficial BanCorp, Inc. *	345,673

	SOFTWARE - 6.8%
7,450	Akamai Technologies, Inc. *	413,996
8,750	Oracle Corp.	357,963
		771,959
	TELECOMMUNICATIONS - 3.5%
14,200	Cisco Systems, Inc.	404,274

	TRANSPORTATION - 3.3%
20,000	Swift Transportation Co. *	372,600

	TOTAL COMMON STOCK (Cost - $10,712,999)	11,266,114

	SHORT-TERM INVESTMENTS - 14.7%
1,672,966	Fidelity Institutional Money Market Portfolio, Class I, 0.39% ** (a)	1,672,966
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,672,966)	1,672,966

	TOTAL INVESTMENTS - 113.6% (Cost - $12,385,965) (b)	$ 12,939,080
	LIABILITIES LESS OTHER ASSETS - (13.6) %	(1,550,620)
	NET ASSETS - 100.0%	$ 11,388,460

* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ Security, or a portion of the security, is out on loan at March 31, 2016. Total loaned securities had a value of $1,545,924 on March 31, 2016.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2016. Total collateral had a value of $1,575,877 on March 31, 2016.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,385,965 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 600,915
	Unrealized depreciation:	(47,800)
	Net unrealized appreciation:	$ 553,115

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	COMMON STOCK - 83.3%
	APPAREL - 3.5%
10,000	VF Corp.		$ 647,600

	BANKS - 6.4%
9,650	JPMorgan Chase & Co.		571,473
12,950	Prosperity Bancshares, Inc.		600,750
			1,172,223
	BIOTECHNOLOGY - 6.3%
5,105	Amgen, Inc.		765,393
4,200	Gilead Sciences, Inc.		385,812
			1,151,205
	CHEMICALS - 3.4%
8,500	Eastman Chemical Co.		613,955

	COMPUTERS - 5.0%
8,400	Apple, Inc.		915,516

	DIVERSIFIED FINANCIAL SERVICES - 15.0%
1,950	BlackRock, Inc. - Cl. A		664,111
2,800	Intercontinental Exchange, Inc.		658,392
8,300	T Rowe Price Group, Inc.		609,718
10,560	Visa, Inc. - Cl. A		807,629
			2,739,850
	ELECTRONICS - 3.7%
6,000	Honeywell International, Inc.		672,300

	HEALTHCARE-PRODUCTS - 3.2%
13,950	Abbott Laboratories		583,529

	HEALTHCARE-SERVICES - 3.6%
5,050	UnitedHealth Group, Inc.		650,945

	MEDIA - 3.6%
9,000	Time Warner, Inc.		652,950

	MISCELLANEOUS MANUFACTURING - 5.8%
10,200	Eaton Corp. PLC		638,112
23,100	Trinity Industries, Inc.		422,961
			1,061,073
	PHARMACEUTICALS - 8.8%
13,100	AbbVie, Inc.		748,272
9,250	Baxalta, Inc.		373,700
3,100	McKesson Corp.		487,475
			1,609,447

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	COMMON STOCK - 83.3% (Continued)
	PIPELINES - 3.7%
21,360	Kinder Morgan, Inc.		$ 381,490
18,600	Williams Cos., Inc.		298,902
			680,392
	REITS - 5.2%
15,200	Ventas, Inc.		956,992

	RETAIL - 3.0%
5,370	CVS CaremarkCorp.		557,030

	TRANSPORTATION - 3.1%
11,750	Expeditors Int'l of Washington		573,518

	TOTAL COMMON STOCK (Cost - $13,595,072)		15,238,525

	SHORT-TERM INVESTMENTS - 16.8%
3,066,239	Fidelity Institutional Money Market Portfolio, Class I, 0.39% *		3,066,239
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,066,239)		3,066,239

	TOTAL INVESTMENTS - 100.1% (Cost - $16,661,311) (a)		$ 18,304,764
	LIABILITIES LESS OTHER ASSETS - (0.1) %		(23,094)
	NET ASSETS - 100.0%		$ 18,281,670

PLC - Public Liability Company
* Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,672,531 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,004,996
		Unrealized depreciation:	(1,372,763)
		Net unrealized appreciation:	$ 1,632,233

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 83.7%
	AEROSPACE/DEFENSE - 2.8%
700	Spirit AeroSystems Holdings, Inc. - Cl. A *	$ 31,752

	BIOTECHNOLOGY - 2.7%
320	Gilead Sciences Inc	29,395

	COMMERCIAL SERVICES - 7.3%
200	FleetCor Technologies, Inc. *	29,750
500	TAL Education Group - ADR *	24,840
400	United Rentals, Inc. *	24,876
		79,466
	COMPUTERS - 7.8%
600	Cognizant Technology Solutions Corp. - Cl. A *	37,620
1,400	Super Micro Computer, Inc. *	47,712
		85,332
	DIVERSIFIED FINANCIAL SERVICES - 8.7%
1,200	Air Lease Corp. - Cl. A	38,544
50	Alliance Data Systems Corp. *	11,000
600	Visa, Inc.	45,888
		95,432
	HEALTHCARE-SERVICES - 2.8%
400	ICON PLC *	30,040

	INTERNET - 8.9%
40	Alphabet, Inc. *	29,798
150	Baidu, Inc. - ADR *	28,632
30	Priceline Group, Inc. *	38,669
		97,099
	MISCELLANEOUS MANUFACTURING - 1.2%
700	Trinity Industries, Inc.	12,817

	OIL & GAS - 3.3%
1,000	Parsley Energy, Inc. - Cl. A *	22,600
1,000	Rice Energy, Inc. *	13,960
		36,560
	PHARMACEUTICALS - 14.9%
800	AbbVie, Inc.	45,696
800	Akorn, Inc. *	18,824
140	Allergan PLC *	37,524
400	Express Scripts Holding Co. *	27,476
400	Lannett Co., Inc. *	7,172
200	Perrigo Co. PLC	25,586
		162,278

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK - 83.7% (Continued)
	RETAIL - 9.9%
200	O'Reilly Automotive, Inc. *	$ 54,732
275	Ulta Salon Cosmetics & Fragrance, Inc. *	53,279
		108,011
	SEMICONDUCTORS - 10.2%
150	Broadcom Ltd.	23,175
450	NXP Semiconductors NV *	36,482
245	Qorvo, Inc. *	12,350
500	Skyworks Solutions, Inc.	38,950
		110,957
	TRANSPORTATION - 3.2%
500	Old Dominion Freight Line, Inc. *	34,810

	TOTAL COMMON STOCK (Cost - $909,008)	913,949

	SHORT-TERM INVESTMENTS - 17.7%
193,157	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **	193,157
	TOTAL SHORT-TERM INVESTMENTS (Cost - $193,157)	193,157

	TOTAL INVESTMENTS - 101.4% (Cost - $1,102,165) (a)	$ 1,107,106
	LIABILITIES LESS OTHER ASSETS - (1.4) %	(15,217)
	NET ASSETS - 100.0%	$ 1,091,889

ADR - American Depositary Receipt
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,102,165 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 113,729
	Unrealized depreciation:	(108,788)
	Net unrealized appreciation:	$ 4,941

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	COMMON STOCK - 98.8%
	ADVERTISING - 3.6%
1,672	Omnicom Group, Inc.		$ 139,161

	AEROSPACE/DEFENSE - 2.9%
884	Boeing Co.		112,215

	AIRLINES - 10.3%
1,654	Alaska Air Group, Inc.		135,661
2,471	Delta Air Lines, Inc.		120,288
2,300	United Continental Holdings, Inc. *		137,678
			393,627
	AUTO PARTS & EQUIPMENT - 3.0%
1,043	Lear Corp.		115,950

	BIOTECHNOLOGY - 8.1%
423	Biogen, Inc. *		110,115
1,198	Gilead Sciences, Inc.		110,048
819	United Therapeutics Corp. *		91,261
			311,424
	CHEMICALS - 3.1%
2,579	Westlake Chemical Corp.		119,408

	COMMERCIAL SERVICES - 9.9%
1,345	Gartner, Inc. *		120,176
1,282	Moody's Corp.		123,790
7,005	Western Union Co.		135,126
			379,092
	COMPUTERS - 6.7%
1,166	Apple, Inc.		127,082
2,585	Syntel, Inc. *		129,069
			256,151
	DISTRIBUTION/WHOLESALE - 3.9%
1,490	Genuine Parts Co.		148,046

	ELECTRONICS - 3.4%
372	Mettler-Toledo International, Inc. *		128,251

	INTERNET - 6.9%
1,274	F5 Networks, Inc. *		134,853
1,470	VeriSign, Inc. *		130,154
			265,007
	MACHINERY-DIVERSIFIED - 3.7%
1,258	Rockwell Automation, Inc.		143,098

	MEDIA - 3.7%
2,184	Scripps Networks Interactive, Inc.		143,052

	OIL & GAS - 5.1%
1,635	Valero Energy Corp.		104,869
3,030	Western Refining, Inc.		88,143
			193,012
	PHARMACEUTICALS - 3.0%
1,782	Quintiles Transnational Holdings, Inc. *		116,008

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	COMMON STOCK - 98.8% (Continued)
	RETAIL - 4.1%
5,574	Michaels Cos, Inc. *		$ 155,905

	SEMICONDUCTORS - 3.6%
1,439	IPG Photonics Corp. *		138,259

	SHIPBUILDING - 3.3%
909	Huntington Ingalls Industries, Inc.		124,478

	SOFTWARE - 3.4%
1,517	Jack Henry & Associates, Inc.		128,293

	TRANSPORTATION - 7.1%
1,878	CH Robinson Worldwide, Inc.		139,404
2,733	Expeditors International of Washington, Inc.		133,398
			272,802

	TOTAL COMMON STOCK (Cost - $3,656,491)		3,783,239

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.1% *
286	CBOE SPX Volatility Index	05/18/2016 - $37.50	4,290
	TOTAL PUT OPTIONS PURCHASED (Cost - $10,213)
Shares
	SHORT-TERM INVESTMENTS - 1.6%
61,732	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **		61,732
	TOTAL SHORT-TERM INVESTMENTS (Cost - $61,732)

	TOTAL INVESTMENTS - 100.5% (Cost - $3,728,436) (b)		$ 3,849,261
	LIABILITIES LESS OTHER ASSETS - (0.5) %		(20,853)
	NET ASSETS - 100.0%		$ 3,828,408

* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options purchased is $3,792,165 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 250,036
	Unrealized depreciation:		(192,940)
		Net unrealized appreciation:	$ 57,096

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	COMMON STOCK - 99.2%
	ADVERTISING - 4.3%
61,176	Omnicom Group, Inc.		$ 5,091,679

	AEROSPACE/DEFENSE - 3.3%
31,437	Boeing Co.		3,990,613

	AGRICULTURE - 4.2%
79,546	Altria Group, Inc.		4,984,352

	BIOTECHNOLOGY - 3.5%
45,701	Gilead Sciences, Inc.		4,198,094

	COMMERCIAL SERVICES - 7.2%
137,778	H&R Block, Inc.		3,640,095
256,604	Western Union Co.		4,949,891
			8,589,986
	COMPUTERS - 8.1%
42,918	Apple, Inc.		4,677,633
33,245	International Business Machines Corp.		5,034,955
			9,712,588
	DISTRIBUTION/WHOLESALE - 4.5%
54,441	Genuine Parts Co.		5,409,258

	HOUSEHOLD PRODUCTS/WARES - 8.3%
74,046	Avery Dennison Corp.		5,339,457
36,306	Clorox Co.		4,576,734
			9,916,191
	LEISURE TIME - 4.4%
52,734	Polaris Industries, Inc.		5,193,244

	MACHINERY-DIVERSIFIED - 4.2%
44,564	Rockwell Automation, Inc.		5,069,155

	MEDIA - 4.7%
84,720	Scripps Networks Interactive, Inc.		5,549,160

	OIL & GAS - 6.1%
83,875	Marathon Petroleum Corp.		3,118,473
63,974	Valero Energy Corp.		4,103,292
			7,221,765
	PHARMACEUTICALS - 7.6%
50,735	Cardinal Health, Inc.		4,157,733
57,206	Mead Johnson Nutrition Co. - Cl. A		4,860,794
			9,018,527
	RETAIL - 3.8%
34,287	Home Depot, Inc.		4,574,914

	SEMICONDUCTORS - 4.0%
108,107	Linear Technology Corp.		4,817,248

	SHIPBUILDING - 4.2%
36,831	Huntington Ingalls Industries, Inc.		5,043,637

	SOFTWARE - 3.8%
83,088	Microsoft Corp.		4,588,950

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	COMMON STOCK - 99.2% (Continued)
	TRANSPORTATION - 13.0%
74,678	CH Robinson Worldwide, Inc.		$ 5,543,348
102,673	Expeditors International of Washington, Inc.		5,011,469
47,750	United Parcel Service, Inc.		5,036,193
			15,591,010

	TOTAL COMMON STOCK (Cost - $113,092,353)		118,560,371

	SHORT-TERM INVESTMENTS - 0.9%
1,028,411	Fidelity Institutional Money Market Portfolio, Class I, 0.39% *		1,028,411
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,028,411)

	TOTAL INVESTMENTS - 100.1% (Cost - $114,120,764) (a)		$ 119,588,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %		(130,873)
	NET ASSETS - 100.0%		$ 119,457,909

* Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $115,110,423 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 10,337,133
		Unrealized depreciation:	(5,858,774)
		Net unrealized appreciation:	$ 4,478,359

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	COMMON STOCK - 92.1%
	AEROSPACE/DEFENSE - 2.9%
168,000	Kratos Defense & Security Solutions, Inc. *		$ 831,600

	AGRICULTURE - 6.9%
2,800	Bunge Ltd.		158,676
7,500	Imperial Tobacco Group PLC - ADR		832,875
29,000	Swedish Match AB		985,621
			1,977,172
	AUTO MANUFACTURERS - 2.3%
48,500	Ford Motor Co.		654,750

	BEVERAGES - 6.2%
72,000	C&C Group PLC		326,449
8,000	Diageo PLC - ADR		862,960
6,300	Molson Coors Brewing Co. +		605,934
			1,795,343
	CHEMICALS - 2.0%
34,500	Potash Corp. of Saskatchewan, Inc.		587,190

	CLOSED-END FUND - 1.1%
25,250	Central Fund of Canada Ltd.		302,748

	COMPUTERS - 2.0%
20,000	VeriFone Systems, Inc. *		564,800

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
74,028	JSE Ltd.		749,893

	ENVIRONMENTAL CONTROL - 3.1%
30,200	Tetra Tech, Inc.		900,564

	FOOD - 14.3%
19,000	Campbell Soup Co.		1,212,010
78,000	GrainCorp Ltd.		452,147
12,550	Nestle SA - ADR		936,356
28,307	Snyder's-Lance, Inc.		891,104
28,700	Tiger Brands Ltd.		634,584
			4,126,201
	GAS - 2.3%
10,000	AGL Resources, Inc.		651,400

	HOUSEHOLD PRODUCTS/WARES - 2.2%
32,000	Reckitt Benckiser Group PLC - ADR		624,640

	INTERNET - 2.9%
18,500	eBay, Inc. *		441,410
21,900	Symantec Corp.		402,522
			843,932
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares			Value
	COMMON STOCK - 92.1% (Continued)
	INVESTMENT COMPANIES - 2.2%
7,609	Groupe Bruxelles Lamber SA		$ 628,529

	MEDIA - 3.7%
23,500	Discovery Communications, Inc. *		634,500
20,000	Vivendi SA		421,048
			1,055,548
	OIL & GAS - 4.6%
20,000	BP PLC - ADR		603,600
8,700	Exxon Mobil Corp.		727,233
			1,330,833
	PHARMACEUTICALS - 9.6%
8,500	Johnson & Johnson		919,700
13,250	Novartis AG - ADR		959,830
21,900	Sanofi - ADR		879,504
			2,759,034
	RETAIL - 7.2%
19,600	Bob Evans Farms, Inc.		915,124
107,400	Wendy's Co.		1,169,586
			2,084,710
	SOFTWARE - 3.1%
16,000	Microsoft Corp.		883,680

	TELECOMMUNICATIONS - 9.0%
24,100	Cisco Systems, Inc.		686,127
58,000	Orange SA - ADR		1,008,040
28,000	Vodafone Group PLC - ADR		897,400
			2,591,567
	TRANSPORTATION - 1.9%
1,739,731	Bangkok Expressway & Metro PCL - ADR		274,741
1,808,974	Bangkok Expressway & Metro PCL		285,676
			560,417

	TOTAL COMMON STOCK (Cost - $25,851,671)		26,504,551

	SHORT-TERM INVESTMENTS - 8.8%
2,537,072	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **		2,537,072
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,537,072)

	TOTAL INVESTMENTS - 100.9% (Cost - $28,388,743) (a)		$ 29,041,623
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9) %		(255,407)
	NET ASSETS - 100.0%		$ 28,786,216

Contracts (b)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.2) % *
63	Molson Coors Brewing Co.	04/15/2016 - $90.00	$ 39,690
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $27,024) (a)
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

ADR - American Depositary Receipt.
PCL - Public Company Limited
PLC - Public Liability Company.
* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for and is subject to call options written.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $28,343,165 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
(b) One contract is equivalent to 100 shares of the underlying common stock.
	Unrealized appreciation:		$ 2,779,971
	Unrealized depreciation:		(2,121,203)
	Net unrealized appreciation:		$ 658,768

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares				Value
	COMMON STOCK - 55.0%
	AEROSPACE/DEFENSE - 0.5%
17,000	Kratos Defense & Security Solutions, Inc. *			$ 84,150

	AGRICULTURE - 4.0%
4,300	Imperial Tobacco Group PLC - ADR			477,515
7,500	Swedish Match AB			254,902
				732,417
	AUTO MANUFACTURERS - 1.5%
21,000	Ford Motor Co.			283,500

	BEVERAGES - 8.2%
62,500	C&C Group PLC			283,376
5,200	Diageo PLC - ADR			560,924
7,000	Molson Coors Brewing Co. +			673,260
				1,517,560
	CHEMICALS - 1.7%
18,000	Potash Corp. of Saskatchewan, Inc.			306,360

	CLOSED-END FUNDS - 0.5%
7,500	Central Fund of Canada Ltd.			89,925

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
37,010	JSE Ltd.			374,906

	ENVIRONMENTAL CONTROL - 2.3%
14,271	Tetra Tech, Inc.			425,561

	FOOD - 5.0%
4,500	Campbell Soup Co.			287,055
3,650	Nestle SA - ADR			272,327
11,564	Snyder's-Lance, Inc.			364,035
				923,417
	HOUSEHOLD PRODUCT/WARES - 1.8%
17,000	Reckitt Benckiser Group PLC - ADR			331,840

	INVESTMENT COMPANIES - 2.0%
4,391	Groupe Bruxelles Lambert SA			362,711

	MEDIA - 3.4%
13,000	Discovery Communications, Inc. *			351,000
12,800	Vivendi SA			269,471
				620,471
	OIL & GAS - 0.9%
5,500	BP PLC - ADR			165,990

	PHARMACEUTICALS - 7.0%
4,400	Johnson & Johnson			476,080
4,725	Novartis AG - ADR			342,279
11,500	Sanofi - ADR			461,840
				1,280,199
	RETAIL - 5.5%
5,000	Bob Evans Farms, Inc.			233,450
72,200	Wendy's Co.			786,258
				1,019,708

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares				Value
	COMMON STOCK - 55.0% (Continued)
	TELECOMMUNICATIONS - 7.6%
16,600	Cisco Systems, Inc.			$ 472,602
27,500	Orange SA - ADR			477,950
14,090	Vodafone Group PLC - ADR			451,584
				1,402,136
	TRANSPORTATION - 1.1%
1,297,441	Bangkok Expressway & Metro PCL - ADR			204,894

	TOTAL COMMON STOCK (Cost - $9,220,752)			10,125,745
Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 38.3%
	AEROSPACE/DEFENSE - 1.7%
$ 300,000	Embraer Overseas Ltd.	6.375	1/24/2017	308,625

	BEVERAGES - 1.7%
289,000	Constellation Brands, Inc.	7.250	5/15/2017	305,618

	BUILDING MATERIALS - 2.5%
348,000	Lafarge SA	6.500	7/15/2016	353,177
100,000	USG Corp.	6.300	11/15/2016	102,500
				455,677
	COMMERCIAL SERVICES - 1.3%
243,000	RR Donnelley & Sons Co.	6.125	1/15/2017	248,468

	COMPUTERS - 4.1%
500,000	Dell, Inc.	3.100	4/1/2016	500,000
250,000	Unisys Corp.	6.250	8/15/2017	251,250
				751,250
	DIVERSIFIED FINANCIAL SERVICES - 9.5%
419,000	Aircastle Ltd.	6.750	4/15/2017	438,379
350,000	Ally Financial, Inc.	3.500	7/18/2016	350,175
125,000	Ally Financial, Inc.	5.500	2/15/2017	127,290
100,000	International Lease Finance Corp.	5.750	5/15/2016	100,250
206,000	International Lease Finance Corp.	8.750	3/15/2017	217,000
506,000	Springleaf Finance Corp.	5.750	9/15/2016	509,795
				1,742,889
	FOOD - 0.6%
100,000	Dean Holding Co.	6.900	10/15/2017	104,500

	IRON/STEEL - 1.7%
324,000	United States Steel Corp.	6.050	6/1/2017	316,598

	LODGING - 1.4%
258,000	MGM Resorts International	6.875	4/1/2016	258,000

	MINING - 3.0%
375,000	Rio Tinto Finance USA PLC	2.000	3/22/2017	375,342
175,000	Teck Resources Ltd.	3.150	1/15/2017	168,000
				543,342
	OIL & GAS - 5.7%
400,000	Anadarko Petroleum Corp.	5.950	9/15/2016	406,945
400,000	Transocean, Inc.	5.550	12/15/2016	398,800
250,000	WPX Energy, Inc.	5.250	1/15/2017	246,250
				1,051,995
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 38.3% (Continued)
	PACKAGING & CONTAINERS - 1.1%
$ 200,000	Greif, Inc.	6.750	2/1/2017	$ 205,500

	PIPELINES - 0.7%
125,000	Kinder Morgan, Inc.	7.000	6/15/2017	131,146

	RETAIL - 1.6%
300,000	JC Penney Corp., Inc.	7.650	8/15/2016	303,750

	TELECOMMUNICATIONS - 1.7%
320,000	Sprint Communications, Inc.	6.000	12/1/2016	318,000

	TOTAL CORPORATE BONDS (Cost - $7,085,846)			7,045,358

Shares
	SHORT-TERM INVESTMENTS - 7.8%
1,428,942	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **			1,428,942
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,428,942)

	TOTAL INVESTMENTS - 101.1% (Cost - $17,735,540) (a)			$ 18,600,045
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1) %			(192,684)
	NET ASSETS - 100.0%			$ 18,407,361

Contracts (b)		Expiration Date - Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.3) % *
3	Molson Coors Brewing Co.	04/15/2016 - $85.00		$ 3,420
67	Molson Coors Brewing Co.	04/15/2016 - $90.00		42,210
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $30,567) (a)			$ 45,630

PCL - Public Company Limited
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for and is subject to call options written.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $17,687,923 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
(b) Each contract is equivalent to 100 shares of the underlying common stock.
		Unrealized appreciation:		$ 1,593,736
		Unrealized depreciation:		(727,244)
		Net unrealized appreciation:		$ 866,492

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 56.6%
	EQUITY FUNDS - 56.6%
8,786	iShares China Large-Cap ETF			$ 296,703
6,197	iShares MSCI All Peru Capped ETF			163,291
15,450	iShares MSCI Australia ETF			298,494
14,036	iShares MSCI Austria Capped ETF			220,646
12,103	iShares MSCI Belgium Capped ETF			213,739
12,778	iShares MSCI Brazil Capped ETF			336,061
12,466	iShares MSCI Canada ETF			295,569
8,090	iShares MSCI Chile Capped ETF			298,521
8,724	iShares MSCI France ETF			210,946
8,379	iShares MSCI Germany ETF			215,592
14,956	iShares MSCI Hong Kong ETF			295,680
2,963	iShares MSCI Israel Capped ETF			141,631
17,388	iShares MSCI Italy Capped ETF			212,134
24,698	iShares MSCI Japan ETF			281,804
33,987	iShares MSCI Malaysia ETF			302,824
5,524	iShares MSCI Mexico Capped ETF			296,639
8,628	iShares MSCI Netherlands ETF			212,249
27,842	iShares MSCI Singapore ETF			302,364
5,814	iShares MSCI South Africa ETF			308,200
5,754	iShares MSCI South Korea Capped ETF			303,926
7,875	iShares MSCI Spain Capped ETF			214,043
7,251	iShares MSCI Sweden ETF			213,542
6,996	iShares MSCI Switzerland Capped ETF			207,991
20,850	iShares MSCI Taiwan ETF			288,981
4,253	iShares MSCI Thailand Capped ETF			286,610
7,128	iShares MSCI Turkey ETF			312,492
13,309	iShares MSCI United Kingdom ETF			208,685
18,278	Market Vectors Russia ETF			299,028
81,818	Schwab U.S. REIT ETF			3,387,265
8,654	Vanguard FTSE Emerging Markets ETF			299,255
105,149	Vanguard Large-Cap ETF			9,885,058
110,244	Vanguard Mid-Cap ETF			13,364,880
120,627	Vanguard Small-Cap ETF			13,452,323
15,546	WisdomTree India Earnings Fund			303,302
	TOTAL EXCHANGE TRADED FUNDS (Cost - $47,104,930)			47,930,468

	SHORT-TERM INVESTMENTS - 37.3%
	MONEY MARKET FUNDS - 3.9%
3,324,213	Fidelity Institutional Money Market Portfolio, Class I, 0.39% ** + (Cost - $3,324,213)			3,324,213

Principal
	UNITED STATES GOVERNMENT SECURITIES - 33.4%
$ 7,050,000	United States Treasury Note, 0.375%, 4/30/2016 +			7,050,705
7,200,000	United States Treasury Note, 0.25%, 5/15/2016 +			7,199,649
7,010,000	United States Treasury Note, 0.625%, 7/15/2016 +			7,015,484
7,020,000	United States Treasury Note, 0.875%, 9/15/2016 +			7,033,766
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $28,296,502)			28,299,604

	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,620,715)			31,623,817

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

				Value

	TOTAL INVESTMENTS - 93.9% (Cost - $78,725,645) (a)			$ 79,554,285
	OTHER ASSETS LESS LIABILITIES - 6.1%			5,154,768
	NET ASSETS - 100.0%			$ 84,709,053

** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ All or a portion of this investment is a holding of the CMHSF Fund Limited CFC
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $78,725,645538 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 874,844
		Unrealized depreciation:		(46,204)
		Net unrealized depreciation:		$ 828,640

Long Contracts		Underlying Face Amount at Value ($)	Maturity	Unrealized Appreciation/ (Depreciation)
	OPEN LONG FUTURES CONTRACTS - 2.1%
26	10-Year AUD Government Bond Future	19,862,552	June 2016	$ 145,123
205	2-Year Bond Future	44,843,750	June 2016	138,922
91	3-Month Sterling (Short Sterling) Future	16,245,206	December 2016	225,485
66	3-Month Sterling (Short Sterling) Future	11,779,845	March 2017	153,672
6	3-Month Sterling (Short Sterling) Future	1,070,460	June 2017	14,238
11	3-Month Sterling (Short Sterling) Future	1,961,726	September 2017	25,617
19	3-Month Sterling (Short Sterling) Future	3,387,059	December 2017	44,539
47	3-Year AUD Government Bond Future	10,898,698	June 2016	1,392
29	90-Day Euro$ Future	7,190,188	December 2016	8,550
36	90-Day Euro$ Future	8,921,700	March 2017	13,100
12	90-Day Euro$ Future	2,970,900	September 2017	6,638
19	AEX Index (Amsterdam) Future	1,903,443	April 2016	(1,732)
27	Brent Crude Future +	1,088,910	June 2016	(750)
6	Brent Crude Future +	244,620	July 2016	(2,080)
2	Brent Crude Future +	82,440	August 2016	120
1	Brent Crude Future +	41,740	September 2016	(60)
38	CAC 40 10 Euro Future	1,897,600	April 2016	(7,779)
44	Canadian 10 Year Bond Future	4,793,800	June 2016	84,255
3	Crude Oil Future +	115,020	May 2016	(2,300)
2	Crude Oil Future +	79,500	June 2016	(460)
1	Crude Oil Future +	40,690	July 2016	230
1	Crude Oil Future +	41,360	August 2016	350
7	Dax Index Future	1,993,600	June 2016	(2,005)
31	DJIA Index Future Mini Future	2,727,225	June 2016	19,560
89	Euro BOBL Future	13,292,061	June 2016	42,039
47	Euro BTP Italian Government Bond Future	7,529,118	June 2016	135,497
17	Euro Buxl Future	3,264,017	June 2016	68,234
187	Euro Schatz Future	23,813,515	June 2016	77,053
39	Euro-Bund Future	7,256,106	June 2016	46,030
17	FTSE 100 Index Future	1,493,553	June 2016	32,304
9	FTSE Bursa Malaysia KLCI Index Future	197,622	April 2016	(534)
9	FTSE/JSE Africa Top 40 Index Future	286,313	June 2016	(3,373)
6	Gasoline RBOB Future +	364,568	May 2016	(9,068)
4	Gasoline RBOB Future +	245,498	June 2016	(6,426)
1	Gasoline RBOB Future +	61,274	July 2016	(29)
18	H-Shares Index Futures	1,044,450	April 2016	10,869
19	Hang Seng Index Future	2,548,233	April 2016	40,521
4	IBEX-35 Index Future	395,981	April 2016	(7,592)
2	Lean Hogs Future +	64,680	June 2016	(1,150)
7	LME Copper Future +	848,925	June 2016	(25,150)
1	LME Zinc Future +	45,369	June 2016	994
35	Long Gilt Future	6,097,595	June 2016	108,593
17	MSCI Taiwan Index Future	547,400	April 2016	990
30	Nasdaq 100 E-Mini Future	2,685,750	June 2016	36,015

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Long Contracts		Underlying Face Amount at Value ($)	Maturity	Unrealized Appreciation/ (Depreciation)
2	NY Harbor ULSD Future +	100,943	June 2016	$ (743)
71	OAT Euro Future	12,798,957	June 2016	136,633
9	Russell Mini Future	998,640	June 2016	27,810
19	S&P E-Mini Future	1,948,925	June 2016	25,825
15	S&P/TSX 60 IX Future	1,823,307	June 2016	26,058
14	SGX MSCI Singapore Index Future	331,596	April 2016	459
20	Soybean Future +	910,750	May 2016	8,525
28	Soybean Oil Future +	574,896	May 2016	16,302
13	SPI 200 Future	1,265,791	June 2016	(3,979)
72	US 10 Year Future	9,388,152	June 2016	78,808
105	US 5YR NOTE (CBT) Future	12,722,220	June 2016	92,493
18	US Long Bond Future	2,959,884	June 2016	42,165
1	US Ultra Bond Future	172,531	June 2016	1,781
11	World Sugar #11 Future +	189,112	May 2016	(10,292)
	Net Unrealized Gain From Open Long Futures Contracts			$ 1,852,287

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.1) %
12	90-Day Bank Bill Future	2,258,880	December 2016	(65,479)
7	90-Day Euro$ Future	1,731,888	December 2017	(3,150)
15	Bank Accept Future	2,871,075	December 2016	(28,027)
9	Bank Accept Future	1,722,645	March 2017	(17,856)
27	CBOE VIX Future	429,975	April 2016	55,875
2	Cocoa Future +	59,000	May 2016	1,390
6	Coffee Future +	286,763	May 2016	(1,219)
16	Copper Future +	873,200	May 2016	23,275
103	Corn Future +	1,810,225	May 2016	68,575
11	Cotton Future +	321,420	May 2016	(8,685)
28	Euro STOXX 50 Future	934,919	June 2016	5,387
7	Gold Future +	864,920	June 2016	(10,710)
5	Japan 10 Year Future	6,730,000	June 2016	1,156
7	KOSPI2 Index Future	752,500	June 2016	(7,480)
3	Live Cattle Future +	148,830	June 2016	-
23	LME Aluminum Future +	871,988	June 2016	(15,782)
1	LME Lead Future +	42,581	June 2016	1,344
3	LME Nickel Future +	152,685	June 2016	4,035
16	Natural Gas Future +	313,440	May 2016	(10,770)
14	Natural Gas Future +	287,560	June 2016	(9,910)
21	Natural Gas Future +	452,130	July 2016	(11,850)
14	Natural Gas Future +	309,680	August 2016	(4,340)
18	Nikkei 225 (SGX) Future	1,342,836	June 2016	(6,603)
1	NY Harbor ULSD Future +	49,791	May 2016	3,167
1	NYMEX Palladium Future +	56,400	June 2016	535
11	Platinum Future +	537,625	July 2016	(2,505)
40	SGX CNX Nifty Index Future	623,000	April 2016	(4,659)
16	Silver Future +	1,237,120	May 2016	1,205
12	Soybean Meal Future +	324,360	May 2016	(860)
12	TOPIX Index Future	1,438,200	June 2016	1,019
49	Wheat Future +	1,160,075	May 2016	(26,537)
13	Wheat Future (KCB) +	309,563	May 2016	(2,426)
	Net Unrealized Gain From Open Short Futures Contracts			$ (71,883)

+ All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Settlement Date	Foreign Currency Units to Deliver		Counterparty	In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
4/1/2016	320,000	AUD	Deutsche Bank	$ 245,612	USD	$ 246,016	$ 404
4/1/2016	130,000	GBP	Deutsche Bank	186,854	USD	186,836	(18)
4/1/2016	400,000	EUR	Deutsche Bank	452,964	USD	455,680	2,716
4/1/2016	480,000	NZD	Deutsche Bank	331,954	USD	333,120	1,166
4/20/2016	5,170,000	CZK	Deutsche Bank	213,229	USD	217,831	4,602
4/20/2016	1,214,779	AUD	Deutsche Bank	640,000	GBP	933,068	19,107
4/20/2016	430,800	AUD	Deutsche Bank	290,000	EUR	330,896	8,810
4/20/2016	110,000	AUD	Deutsche Bank	9,289,621	JPY	84,491	1,948
4/20/2016	12,680,000	AUD	Deutsche Bank	9,499,354	USD	9,739,465	240,111
4/20/2016	8,570,000	BRL	Deutsche Bank	2,265,779	USD	2,407,380	141,601
4/20/2016	5,560,000	GBP	Deutsche Bank	7,986,959	USD	7,991,481	4,522
4/20/2016	140,611	CAD	Deutsche Bank	160,000	NZD	108,589	3,380
4/20/2016	11,630,000	CAD	Deutsche Bank	8,762,860	USD	8,981,412	218,552
4/20/2016	717,500,000	CNY	Deutsche Bank	1,049,499	USD	1,070,700	21,201
4/20/2016	4,092,000,000	COP	Deutsche Bank	1,290,023	USD	1,360,391	70,368
4/20/2016	19,430,000	CZK	Deutsche Bank	804,154	USD	818,657	14,503
4/20/2016	30,000	EUR	Deutsche Bank	44,512	AUD	34,195	901
4/20/2016	1,460,000	EUR	Deutsche Bank	13,733,079	NOK	1,664,162	33,849
4/20/2016	610,000	EUR	Deutsche Bank	2,610,842	PLN	695,300	10,926
4/20/2016	70,000	EUR	Deutsche Bank	1,169,791	ZAR	79,789	1,621
4/20/2016	580,000	EUR	Deutsche Bank	5,375,555	SEK	661,105	13,892
4/20/2016	340,000	EUR	Deutsche Bank	1,107,128	TRY	387,544	10,352
4/20/2016	4,550,000	EUR	Deutsche Bank	5,110,944	USD	5,186,257	75,313
4/20/2016	393,880,000	INR	Deutsche Bank	5,880,619	USD	5,930,889	50,270
4/20/2016	9,870,000	ILS	Deutsche Bank	2,569,400	USD	2,625,698	56,298
4/20/2016	77,090,374	JPY	Deutsche Bank	910,000	AUD	686,134	3,137
4/20/2016	650,000,000	JPY	Deutsche Bank	5,746,478	USD	5,785,253	38,775
4/20/2016	52,360,000	MXN	Deutsche Bank	2,957,940	USD	3,048,007	90,067
4/20/2016	550,000	NZD	Deutsche Bank	486,282	CAD	381,294	14,666
4/20/2016	4,280,000	NZD	Deutsche Bank	2,880,963	USD	2,967,158	86,195
4/20/2016	22,233,911	NOK	Deutsche Bank	2,350,000	EUR	2,687,484	78,460
4/20/2016	19,810,000	NOK	Deutsche Bank	2,337,450	USD	2,394,498	57,048
4/20/2016	8,828,931	PLN	Deutsche Bank	2,060,000	EUR	2,371,451	57,100
4/20/2016	8,360,000	PLN	Deutsche Bank	2,180,655	USD	2,245,496	64,841
4/20/2016	69,080,000	RUB	Deutsche Bank	969,776	USD	1,026,081	56,305
4/20/2016	3,400,000	SGD	Deutsche Bank	2,471,884	USD	2,525,049	53,165
4/20/2016	3,256,230,000	ZAR	Deutsche Bank	4,986,855	USD	5,210,238	223,383
4/20/2016	7,499,514	SEK	Deutsche Bank	810,000	EUR	925,494	22,202
4/20/2016	15,240,000	SEK	Deutsche Bank	1,840,484	USD	1,880,726	40,242
4/20/2016	2,300,000	CHF	Deutsche Bank	2,367,264	USD	2,402,854	35,590
4/20/2016	7,489,189	TRY	Deutsche Bank	2,300,000	EUR	2,643,481	56,427
4/20/2016	8,840,000	TRY	Deutsche Bank	3,022,121	USD	3,120,281	98,160
						Total Buys:	$ 2,082,158

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Settlement Date	Foreign Currency Units to Receive		Counterparty	In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell:
4/1/2016	320,000	AUD	Deutsche Bank	$ 245,684	USD	$ 246,016	$ (332)
4/1/2016	130,000	GBP	Deutsche Bank	187,823	USD	186,836	987
4/1/2016	400,000	EUR	Deutsche Bank	454,260	USD	455,680	(1,420)
4/1/2016	480,000	NZD	Deutsche Bank	332,203	USD	333,120	(917)
4/20/2016	640,000	GBP	Deutsche Bank	1,214,779	AUD	919,883	(7,750)
4/20/2016	290,000	EUR	Deutsche Bank	430,800	AUD	330,553	(9,220)
4/20/2016	9,289,621	JPY	Deutsche Bank	110,000	AUD	82,681	(200)
4/20/2016	160,000	NZD	Deutsche Bank	140,611	CAD	110,922	(5,498)
4/20/2016	44,512	AUD	Deutsche Bank	30,000	EUR	34,190	(823)
4/20/2016	13,733,079	NOK	Deutsche Bank	1,460,000	EUR	1,659,961	(27,488)
4/20/2016	2,610,842	PLN	Deutsche Bank	610,000	EUR	701,272	(17,166)
4/20/2016	1,169,791	ZAR	Deutsche Bank	70,000	EUR	79,216	(3,341)
4/20/2016	5,375,555	SEK	Deutsche Bank	580,000	EUR	663,382	(18,453)
4/20/2016	1,107,128	TRY	Deutsche Bank	340,000	EUR	390,786	(9,253)
4/20/2016	910,000	AUD	Deutsche Bank	77,090,374	JPY	698,968	(15,575)
4/20/2016	486,282	CAD	Deutsche Bank	550,000	NZD	375,537	(10,497)
4/20/2016	2,350,000	EUR	Deutsche Bank	22,233,911	NOK	2,678,616	(72,968)
4/20/2016	2,060,000	EUR	Deutsche Bank	8,828,931	PLN	2,348,064	(35,363)
4/20/2016	810,000	EUR	Deutsche Bank	7,499,514	SEK	923,268	(19,816)
4/20/2016	2,300,000	EUR	Deutsche Bank	7,489,189	TRY	2,621,624	(67,510)
4/20/2016	5,620,000	AUD	Deutsche Bank	4,268,658	USD	4,316,703	(48,045)
4/20/2016	1,280,000	BRL	Deutsche Bank	350,538	USD	359,562	(9,024)
4/20/2016	6,630,000	GBP	Deutsche Bank	9,418,202	USD	9,529,409	(111,207)
4/20/2016	8,230,000	CAD	Deutsche Bank	6,244,781	USD	6,355,719	(110,938)
4/20/2016	29,400,000	CNY	Deutsche Bank	43,363	USD	43,873	(510)
4/20/2016	592,000,000	COP	Deutsche Bank	184,589	USD	196,811	(12,222)
4/20/2016	12,480,000	CZK	Deutsche Bank	508,597	USD	525,828	(17,231)
4/20/2016	5,680,000	EUR	Deutsche Bank	6,375,717	USD	6,474,272	(98,555)
4/20/2016	4,750,000	INR	Deutsche Bank	69,919	USD	71,524	(1,605)
4/20/2016	770,000	ILS	Deutsche Bank	198,244	USD	204,842	(6,598)
4/20/2016	376,000,000	JPY	Deutsche Bank	3,343,112	USD	3,346,546	(3,434)
4/20/2016	3,900,000	MXN	Deutsche Bank	223,385	USD	227,029	(3,644)
4/20/2016	2,540,000	MXN	Deutsche Bank	1,725,185	USD	1,760,884	(35,699)
4/20/2016	16,880,000	NOK	Deutsche Bank	2,001,893	USD	2,040,339	(38,446)
4/20/2016	4,460,000	PLN	Deutsche Bank	1,147,174	USD	1,197,956	(50,782)
4/20/2016	10,050,000	RUB	Deutsche Bank	142,035	USD	149,278	(7,243)
4/20/2016	1,890,000	SGD	Deutsche Bank	1,393,825	USD	1,403,630	(9,805)
4/20/2016	1,164,250,000	ZAR	Deutsche Bank	1,496,003	USD	1,572,383	(76,380)
4/20/2016	9,990,000	SEK	Deutsche Bank	1,197,233	USD	1,232,838	(35,605)
4/20/2016	3,390,000	CHF	Deutsche Bank	3,477,013	USD	3,541,598	(64,585)
4/20/2016	1,600,000	TRY	Deutsche Bank	544,028	USD	564,757	(20,729)
						Total Sells:	$ (1,084,890)

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 100.1%
	GAS - 4.5%
34,596	Western Gas Equity Partners LP	$ 1,233,001

	OIL & GAS - 7.1%
29,907	EQT GP Holdings LP	806,592
12,932	Phillips 66	1,119,782
		1,926,374
	OIL & GAS SERVICES - 8.9%
81,287	Targa Resources Corp.	2,427,230

	PIPELINES - 79.6%
190	Buckeye Partners LP	12,909
100,940	Crestwood Equity Partners LP	1,177,970
31,337	Enbridge, Inc.	1,219,323
166,701	Energy Transfer Equity LP	1,188,578
254,306	EnLink Midstream LLC	2,860,942
575	Enterprise Products Partners LP	14,156
67,808	Kinder Morgan, Inc.	1,211,051
257	Magellan Midstream Partners LP	17,682
101,762	NuStar GP Holdings LLC	2,109,526
41,073	ONEOK, Inc.	1,226,440
346,821	Plains GP Holdings LP	3,013,874
54,312	SemGroup Corp.	1,216,589
39,822	Spectra Energy Corp.	1,218,553
68,239	Tallgrass Energy GP LP	1,261,057
31,109	TransCanada Corp.	1,222,895
169,542	Williams Cos, Inc.	2,724,540
		21,696,085

	TOTAL COMMON STOCK (Cost - $30,760,394)	27,282,690

	TOTAL INVESTMENTS - 100.1% (Cost - $30,760,394) (a)	$ 27,282,690
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(22,413)
	NET ASSETS - 100.0%	$ 27,260,277

LLC - Limited Liability Company
LP - Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $30,742,147 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 891,832
	Unrealized depreciation:	(4,351,289)
	Net unrealized depreciation:	$ (3,459,457)

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 12.5%
	AIRLINES - 2.5%
$ 250,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000		3/15/2020	$ 229,792
500,000	VistaJet Malta Finance PLC #	7.750		6/1/2020	221,250
					451,042
	COMMERCIAL SERVICES - 2.9%
375,000	Cenveo Corp. #	6.000		8/1/2019	272,813
250,000	Sotheby's #	5.250		10/1/2022	223,750
					496,563
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
250,000	Air Castle Ltd.	5.000		4/1/2023	251,250
250,000	Transworld Systems, Inc. #	9.500		8/15/2021	121,250
					372,500
	ELECTRIC - 2.4%
500,000	Illinois Power Generating Co.	7.000		4/15/2018	195,000
250,000	NRG Energy, Inc.	6.250		7/15/2022	232,500
					427,500
	IRON/STEEL - 0.1%
490,000	Essar Steel Algoma, Inc. #	9.500		11/15/2019	14,700

	OIL & GAS SERVICES - 1.1%
250,000	McDermott International, Inc. #	8.000		5/1/2021	195,625

	RETAIL - 0.5%
100,000	GameStop Corp. #	6.750		3/15/2021	96,750

	TRANSPORTATION - 0.9%
250,000	Navios South American Logistics, Inc. #	7.250		5/1/2022	161,250

	TOTAL CORPORATE BONDS (Cost - $3,635,135)				2,215,930

	COLLATERALIZED LOAN OBLIGATIONS - 9.5%
500,000	Allegro CLO II Ltd. #	6.424	*	1/21/2027	370,000
500,000	Arrowpoint CLO 2014-3 Ltd. #	7.972	*	10/15/2026	390,000
500,000	Cutwater 2014-II Ltd. #	6.472	*	1/15/2027	315,000
250,000	Longfellow Place CLO Ltd. #	6.372	*	1/15/2024	170,000
500,000	Wellfleet CLO 2015-1 Ltd. #	6.974	*	10/20/2027	428,048
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $2,136,404)				1,673,048

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 76.7%
	ADVERTISING - 3.3%
$ 250,000	Checkout Holding Corp. (Catalina Marketing)	7.750	*	4/11/2022	$ 156,250
491,250	Checkout Holding Corp. (Catalina Marketing)	3.500	*	4/9/2021	420,940
					577,190
	AEROSPACE/DEFENSE - 2.5%
452,873	Tasc, Inc.	7.000	*	5/12/2020	439,286

	AUTO PARTS & EQUIPMENT - 2.6%
496,212	Federal-Mogul Corp.	4.750	*	4/15/2021	451,732

	BUILDING MATERIALS - 4.2%
742,500	Hanson Building Products	6.500	*	3/13/2022	736,931

	COMMERCIAL SERVICES - 8.7%
465,625	Harland Clarke Holdings (Valassis)	7.000	*	4/26/2018	460,387
735,000	Novitex Acquisition LLC	7.500	*	7/7/2020	668,850
493,750	Onsite Rental Group	5.500	*	7/30/2021	414,750
					1,543,987
	DIVERSIFIED FINANCIAL SERVICES - 8.3%
500,000	First Data Corp.	4.432	*	3/24/2021	499,375
500,000	First Data Corp.	4.182	*	7/10/2022	497,688
493,750	Tecomet, Inc.	5.750	*	12/5/2021	464,125
					1,461,188
	ELECTRIC - 1.8%
490,009	Lonestar Generation LLC (fka Viva Alamo LLC)	5.250	*	2/22/2021	320,956

	ENTERTAINMENT - 2.6%
490,022	NEP/NCP HoldCo, Inc.	4.250	*	1/22/2020	456,536

	FOOD - 4.9%
867,548	Albertson's LLC	5.500	*	8/25/2021	869,934

	HEALTH-CARE SERVICES - 4.8%
249,372	Community Health Systems, Inc.	4.000	*	1/14/2021	245,527
625,172	Drumm Investors LLC	6.750	*	5/4/2018	606,614
					852,141
	HOLDING COMPANIES-DIVERSIFIED - 2.7%
488,020	Travelport LLC	5.750	*	8/13/2021	488,386

	IRON/STEEL - 0.9%
988,759	Essar Steel Algoma, Inc.	9.000	*	8/7/2019	158,202

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 76.7% (Continued)
	LODGING - 5.2%
$ 496,253	Caesars Entertainment Operating Co., Inc.	9.750	*	3/1/2017	$ 458,290
490,000	Caesars Entertainment Resort Properties, LLC (Harrah's)	7.000	*	10/9/2020	454,720
					913,010
	MACHINERY-DIVERSIFIED - 2.5%
482,451	Gardner Denver, Inc.	4.250	*	7/30/2020	441,141

	OIL & GAS - 5.5%
161,276	Connacher Oil and Gas	9.000	*	5/23/2018	143,535
336,547	Connacher Oil and Gas	9.000	*	8/31/2018	222,121
987,500	Energy & Exploration Partners	7.750	*	1/15/2019	116,856
490,584	Tenaska TPF II	5.500	*	10/2/2021	481,078
					963,590
	RETAIL - 5.3%
489,899	Neiman Marcus (fka Mariposa Merger)	4.250	*	10/25/2020	450,095
496,250	Petsmart	4.250	*	3/10/2022	494,990
					945,085
	SOFTWARE - 2.5%
454,127	Serena Software, Inc. (Spartacus Merger)	7.500	*	4/14/2020	453,371

	TELECOMMUNICATIONS - 5.7%
860,668	Avaya, Inc.	6.250	*	5/29/2020	579,259
484,375	Birch Communications	7.750	*	7/8/2020	423,828
					1,003,087
	TRANSPORTATION - 2.7%
598,469	YRC Worldwide, Inc.	8.000	*	2/13/2019	479,374

	TOTAL BANK LOANS (Cost - $16,511,062)				13,555,127

	TOTAL INVESTMENTS - 98.7% (Cost - $22,282,601) (a)				$ 17,444,105
	LIABILITIES LESS OTHER ASSETS - 1.3%				230,961
	NET ASSETS - 100.0%				$ 17,675,066

* Floating Rate, rate shown represents the rate at March 31, 2016.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $3,210,228 or 18.16 % of net assets.
LLC - Limited Liability Company.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $22,282,601 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:				$ 31,680
	Unrealized depreciation:				(4,870,176)
	Net unrealized depreciation:				$ (4,838,496)

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 49.8%
	DEBT FUNDS - 42.1%
9,100	PowerShares Senior Loan Portfolio			$ 206,570
300	ProShares UltraShort 20+ Year Treasury *			11,058
1,950	SPDR Barclays High Yield Bond ETF			66,788
				284,416
	EQUITY FUNDS - 7.7%
1,100	ProShares Short S&P500 *			22,451
1,000	ProShares UltraShort QQQ *			29,840
				52,291

	TOTAL EXCHANGE TRADED FUNDS (Cost - $369,053)			336,707

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 60.0%
	AIRLINES - 10.6%
$ 25,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000	3/15/2020	22,979
50,000	American Airlines Group, Inc. #	4.625	3/1/2020	49,000
				71,979
	COMMERCIAL SERVICES - 5.6%
52,000	Cenveo Corp. #	6.000	8/1/2019	37,830

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
25,000	Fly Leasing Ltd.	6.375	10/15/2021	23,688
25,000	NewStar Financial, Inc.	7.250	5/1/2020	22,500
				46,188
	ELECTRIC - 2.9%
50,000	Illinois Power Generating Co.	7.000	4/15/2018	19,500

	INTERNET - 3.9%
25,000	Netflix, Inc.	5.500	2/15/2022	26,173

	IRON/STEEL - 0.1%
25,000	Essar Steel Algoma, Inc. #	9.500	11/15/2019	750

	MEDIA - 1.5%
15,000	iHeartCommunications, Inc.	10.625	3/15/2023	10,388

	MINING - 2.8%
25,000	Barminco Finance Pty Ltd. #	9.000	6/1/2018	18,688

	OIL & GAS - 4.0%
25,000	Sunoco LP #	5.500	8/1/2020	24,937
25,000	Ultra Petroleum Corp. #	6.125	10/1/2024	1,875
				26,812
	PIPELINES - 3.6%
25,000	Rockies Express Pipeline LLC #	6.000	1/15/2019	24,375

	REITS - 7.5%
25,000	Communications Sales & Leasing, Inc. #	6.000	4/15/2023	24,312
25,000	Equinix, Inc.	5.750	1/1/2025	26,250
				50,562
	RETAIL - 3.9%
26,000	JC Penney Corp., Inc.	5.750	2/15/2018	26,325

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 60.0% (Continued)
	SEMICONDUCTORS - 3.0%
$ 25,000	Micron Technology, Inc.	5.500	2/1/2025	$ 20,375

	TELECOMMUNICATIONS - 3.8%
25,000	Avaya, Inc. #	10.500	3/1/2021	7,688
25,000	Sprint Communications, Inc.	6.000	11/15/2022	18,281
				25,969

	TOTAL CORPORATE BONDS (Cost - $522,116)			405,914

	TOTAL INVESTMENTS - 109.8% (Cost - $891,169) (a)			$ 742,621
	LIABILITIES LESS OTHER ASSETS - (9.8) %			(66,611)
	NET ASSETS - 100.0%			$ 676,010

* Non-income producing security.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31,2016, these securities amounted to $212,434 or 31.42 % of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $892,942 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 3,498
		Unrealized depreciation:		(153,819)
		Net unrealized depreciation:		$ (150,321)

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 0.0%
	SEMICONDUCTORS - 0.0%
$ 8,669,000	Energy Conversion Devices, Inc. ^+#			$ -

	TOTAL CONVERTIBLE BONDS - (Cost - $2,629,787)			-

	CORPORATE BONDS - 86.8%
	AUTO PARTS & EQUIPMENT - 4.1%
1,317,000	Titan International, Inc.	6.8750	10/1/2020	1,066,770

	BIOTECHNOLOGY - 5.9%
1,662,000	PDL BioPharma, Inc.	4.0000	2/1/2018	1,500,993

	COAL - 0.1%
4,597,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	17,239

	COMMERCIAL SERVICES - 3.4%
976,000	Rent-A-Center, Inc.	6.6250	11/15/2020	844,240

	COSMETICS/PERSONAL CARE - 3.9%
1,529,000	Elizabeth Arden, Inc.	7.3750	3/15/2021	978,560

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
3,200,000	Community Choice Financial, Inc.	10.7500	5/1/2019	1,440,000

	ELECTRIC - 2.9%
1,114,000	GenOn Americas Generation LLC	8.5000	10/1/2021	726,885

	ELECTRICAL COMPONENTS & EQUIPMENT - 6.9%
1,412,000	General Cable Corp.	5.7500	10/1/2022	1,115,480
1,056,000	GrafTech International Ltd.	6.3750	11/15/2020	630,960
				1,746,440
	ELECTRONICS - 2.3%
1,041,000	Fluidigm Corp.	2.7500	2/1/2034	567,345

	HOME BUILDERS - 0.8%
252,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	196,560

	LODGING - 5.2%
1,540,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	1,295,525

	MINING - 16.6%
2,003,000	Coeur Mining, Inc.	7.8750	2/1/2021	1,607,408
1,890,000	Hecla Mining Co.	6.8750	5/1/2021	1,521,450
1,230,000	HudBay Minerals, Inc.	9.5000	10/1/2020	873,300
3,376,000	MolyCorp., Inc.	10.0000	6/1/2020	168,800
				4,170,958
	OIL & GAS - 4.9%
1,431,000	Northern Oil and Gas, Inc.	8.0000	6/1/2020	905,108
641,000	Transocean, Inc.	6.8000	3/15/2038	320,500
				1,225,608
CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 86.8% (Continued)
	OIL & GAS SERVICES - 7.6%
$ 542,000	Era Group, Inc.	7.7500	12/15/2022	$ 447,150
1,934,000	Forbes Energy Services Ltd.	9.0000	6/15/2019	802,610
760,000	PHI, Inc.	5.2500	3/15/2019	672,600
				1,922,360
	REAL ESTATE INVESTMENT TRUSTS - 0.6%
153,000	Apollo Commercial Real Estate Finance, Inc.	5.5000	3/15/2019	153,860

	RETAIL - 3.6%
711,000	Cash America International, Inc.	5.7500	5/15/2018	703,890
320,000	EZCorp., Inc.	2.1250	6/15/2019	200,800
				904,690
	SEMICONDUCTORS - 5.3%
1,933,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,324,105

	TELECOMMUNICATIONS - 7.0%
637,000	EarthLink Holdings Corp.	7.3750	6/1/2020	659,295
1,400,000	Sprint Capital Corp.	8.7500	3/15/2032	1,095,500
				1,754,795

	TOTAL CORPORATE BONDS (Cost - $35,057,450)			21,836,933

Shares
	SHORT-TERM INVESTMENTS - 9.9%
2,473,516	Fidelity Institutional Money Market Portfolio, Class I, 0.39% *			2,473,516
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,473,516)			2,473,516

	TOTAL INVESTMENTS - 96.7% (Cost - $40,160,753)			$ 24,310,449
	OTHER ASSETS LESS LIABILITIES - 3.3%			829,291
	NET ASSETS - 100.0%			$ 25,139,740

LLC - Limited Liability Company
* Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
^ The security is illiquid; total illiquid securities represent 0.00% of net assets.
+ Represents issuer in default on interest payments; non-income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $40,171,032 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 25,975
		Unrealized depreciation:		(15,886,558)
		Net unrealized depreciation:		$ (15,860,583)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares				Value
	COMMON STOCK - 54.4%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
505	PJT Partners, Inc.			$ 12,145

	INVESTMENT COMPANIES - 32.1%
65,172	American Capital Ltd. *			993,221
115,463	Apollo Investment Corp.			640,820
108,000	Fifth Street Finance Corp.			542,160
19,956	Oaktree Capital Group LLC			984,429
116,675	PennantPark Investment Corp.			707,051
126,900	Prospect Capital Corp.			922,563
55,200	Solar Capital Ltd.			953,856
				5,744,100
	PRIVATE EQUITY - 14.0%
68,900	Apollo Global Management LLC - Cl. A			1,179,568
20,211	Blackstone Group LP			566,919
51,000	KKR & Co. LP - Miscellaneous			749,190
				2,495,677
	REITS - 5.4%
33,946	Equity Commonwealth *			957,956

	RETAIL - 1.9%
112,900	Ezcorp, Inc. *			335,313

	TOYS/GAMES/HOBBIES - 0.9%
170,000	LeapFrog Enterprises, Inc. - Cl. A *			169,150

	TOTAL COMMON STOCK (Cost - $15,202,377)			9,714,341
	.
	EXCHANGE TRADED FUNDS - 4.8%
	EQUITY FUND - 4.8%
88,701	iShares Mortgage Real Estate Capped ETF			857,739
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,114,971)			857,739

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 0.3%
	BIOTECHNOLOGY - 0.3%
$ 68,000	PDL BioPharma, Inc.	4.0000	2/1/2018	61,413

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. +^#			-

	TOTAL CONVERTIBLE BONDS (Cost - $1,782,503)			61,413

	CORPORATE BONDS - 34.3%
	AUTO PARTS & EQUIPMENT - 5.5%
1,209,000	Titan International, Inc.	6.8750	10/1/2020	979,290

	COAL - 0.0%
974,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	3,653

	COSMETICS/PERSONAL CARE - 5.8%
1,618,000	Elizabeth Arden, Inc.	7.3750	3/15/2021	1,035,520

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
1,320,000	Community Choice Financial, Inc.	10.7500	5/1/2019	594,000

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 34.3% (Continued)
	LODGING - 4.6%
$ 982,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	$ 826,108

	MINING - 0.7%
2,395,000	Molycorp, Inc.	10.0000	6/1/2020	119,750

	OIL & GAS SERVICES - 3.9%
1,669,000	Forbes Energy Services Ltd.	9.0000	6/15/2019	692,635

	SEMICONDUCTORS - 5.1%
1,337,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	915,845

	TELECOMMUNICATIONS - 5.4%
1,233,000	Sprint Capital Corp.	8.7500	3/15/2032	964,822

	TOTAL CORPORATE BONDS (Cost - $11,202,852)			6,131,623

Shares
	SHORT-TERM INVESTMENTS - 3.7%
652,420	Fidelity Institutional Money Market Portfolio, Class I, 0.39% *			652,420
	TOTAL SHORT-TERM INVESTMENTS (Cost - $652,420)			652,420

	TOTAL INVESTMENTS - 97.5% (Cost - $29,955,123) (a)			$ 17,417,536
	OTHER ASSETS LESS LIABILITIES - 2.5%			453,222
	NET ASSETS - 100.0%			$ 17,870,758

ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
^ The security is illiquid; total illiquid securities represent 0.00% of net assets.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
+ Represents issuer in default on interest payments; non-income producing security.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $29,686,929 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 601,497
		Unrealized depreciation:		(12,870,890)
		Net unrealized depreciation:		$ (12,269,393)

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Principal		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 68.9%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 38.5%
$ 894,666	Freddie Mac Gold Pool	3.5000		1/1/2046	$ 937,250
199,114	Freddie Mac REMICS	7.3638	*	1/15/2029	43,388
23,887	Freddie Mac REMICS	13.3531	*	12/15/2032	32,523
2,186	Freddie Mac REMICS	13.5276	*	9/15/2034	2,378
1,389,856	Freddie Mac REMICS	6.2138	*	4/15/2036	280,304
1,449,467	Freddie Mac REMICS	6.1438	*	9/15/2036	296,755
569,597	Freddie Mac REMICS	5.6638	*	7/15/2039	92,551
43,566	Freddie Mac REMICS	6.3638	*	9/15/2039	6,618
327,385	Freddie Mac REMICS	6.1638	*	12/15/2039	54,160
93,148	Freddie Mac REMICS	4.0000		8/15/2040	12,712
148,309	Freddie Mac Strips	7.0000		4/1/2027	26,886
					1,785,525
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.9%
136,764	Fannie Mae Interest Strip	7.5000		7/25/2022	22,944
74,499	Fannie Mae Interest Strip	8.0000		7/25/2024	15,903
95,782	Fannie Mae Interest Strip	8.5000		10/25/2025	23,754
872,420	Fannie Mae Interest Strip	5.0000	*	8/25/2035	177,109
33,464	Fannie Mae Interest Strip	7.5000	*	9/25/2037	8,696
142,648	Fannie Mae Interest Strip	4.5000		11/25/2039	22,148
328,060	Fannie Mae Interest Strip	4.5000		11/25/2039	58,530
41,978	Fannie Mae Interest Strip	5.0000		3/25/2041	8,046
212,387	Fannie Mae Pool	3.5000		6/1/2042	223,184
263,158	Fannie Mae REMICS	7.5670	*	9/25/2023	48,472
691,358	Fannie Mae REMICS	3.0000		2/25/2033	99,563
318,025	Fannie Mae REMICS	7.8170	*	6/25/2033	75,359
464,096	Fannie Mae REMICS	7.1670	*	4/25/2034	116,813
9,502	Fannie Mae REMICS	13.3740	*	7/25/2034	13,011
873,047	Fannie Mae REMICS	6.7170	*	7/25/2037	186,040
479,604	Fannie Mae REMICS	5.4370	*	8/25/2037	86,780
85,407	Fannie Mae REMICS	4.5000	*	12/25/2041	16,485
208,632	Fannie Mae REMICS	5.7270	*	10/25/2042	42,177
					1,245,014
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.5%
15,949	Government National Mortgage Association	24.8908	*	11/16/2024	23,800
59,721	Government National Mortgage Association	7.6587	*	6/16/2032	15,318
82,282	Government National Mortgage Association	8.5504	*	4/20/2034	86,715
18,363	Government National Mortgage Association	8.5679	*	4/20/2034	19,095
77,805	Government National Mortgage Association	5.6587	*	10/16/2034	12,864
75,385	Government National Mortgage Association	5.0000		3/20/2039	5,862
					163,654

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $3,123,261)				3,194,193

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 0.7%
29,908	ML Trust XLIV	9.0000		8/20/2020	31,015
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $29,914)

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price		Value
	PUT OPTIONS PURCHASED - 0.1%
15	US 5 Year Treasury Note Future, Maturing June 2016	04/22/2016 - $121		$ 3,867
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,781)			3,867

Shares
	SHORT-TERM INVESTMENTS - 31.5%
1,462,673	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **			1,462,673
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,462,673)			1,462,673

	TOTAL INVESTMENTS - 101.2% (Cost - $4,619,629) (b)			$ 4,691,748
	LIABILITIES LESS OTHER ASSETS - (1.2) %			(56,591)
	NET ASSETS - 100.0%			$ 4,635,157

* Floating or variable rate security; rate shown represents the rate at March 31, 2016.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
REMICS - Real Estate Mortgage Investment Conduit.
(a) Each contract is equivalent to 100 shares of the underlying future.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $4,619,128 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:			$ 109,014
	Unrealized depreciation:			(36,395)
	Net unrealized appreciation:			$ 72,620

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 0.1%
5	US 10 Year Future	651,955	June 2016	$ 4,250
	Net Unrealized Gain From Open Long Futures Contracts			$ 4,250

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
CALL OPTIONS PURCHASED - 0.0% *
25	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $2,135	$ 1,250
TOTAL CALL OPTIONS PURCHASED (Cost - $3,125)

Shares
SHORT-TERM INVESTMENTS - 43.5%
2,065,145	Fidelity Institutional Money Market Portfolio, Class I, 0.39% ** +		2,065,145
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,065,145)

	TOTAL INVESTMENTS - 43.5% (Cost - $2,068,270) (b)		$ 2,066,395
	OTHER ASSETS LESS LIABILITIES - 56.5%		2,683,773
	NET ASSETS - 100.0%		$ 4,750,168

Contracts (a)		Expiration Date - Exercise Price	Value
PUT OPTIONS WRITTEN - (0.0) % *
5	S&P 500 Index Future, Maturing June 2016	04/15/2016 - $1,875	$ 937
TOTAL PUT OPTIONS WRITTEN (Premiums Received - $3,000)

* Non-income producing security.
** Rate shown represents the rate at March 31, 2016, is subject to change and resets daily.
+ All of a portion of this security is segregated as collateral for any derivatives the fund may hold.
(a) Each contract is equivalent to one underlying futures contract.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options purchased and written, is $2,066,395 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ -
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ -

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2016

The following is a summary of significant accounting policies consistently followed by the Catalyst Small-Cap Insider Buying Fund (“Small-Cap Insider Fund”), Catalyst Hedged Insider Buying Fund ("Hedged Insider Fund"), Catalyst Insider Buying Fund (“Insider Buying Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Hedged Commodity Strategy Fund ("Hedged Commodity Strategy Fund"), Catalyst Hedged Futures Strategy Fund ("Hedged Futures Strategy Fund"), Catalyst Insider Income Fund ("Insider Income Fund"), Catalyst Intelligent Alternative Fund ("Intelligent Alternative Fund"), Catalyst IPOx Allocation Fund ("IPOx Allocation Fund"), Catalyst Macro Strategy Fund ("Macro Strategy Fund"), Catalyst/Auctos Multi Strategy Fund ("Auctos Multi Strategy Fund"), Catalyst Dynamic Alpha Fund (“Dynamic Alpha Fund”), Catalyst/EquityCompass Buyback Strategy Fund ("Buyback Strategy Fund"), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst/Groesbeck Aggressive Growth Fund (“Aggressive Growth Fund”), Catalyst/Lyons Hedged Premium Return Fund ("Hedged Premium Return Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund"), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst/Millburn Hedge Strategy Fund (“Millburn Hedge Strategy”), Catalyst MLP & Infrastructure Fund ("MLP & Infrastructure Fund"), Catalyst/Princeton Floating Rate Income Fund ("Floating Rate Income Fund"), Catalyst/Princeton Hedged Income Fund ("Hedged Income Fund"), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst/Stone Beach Income Opportunity Fund ("Stone Beach Fund"), Catalyst Time Value Trading Fund ("Time Value Trading Fund"), (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of March 31, 2016:

Assets *	Small-Cap Insider	Hedged	Insider	Insider Long/	Hedged Commodity
Level 1	Fund	Insider Fund	Buying Fund	Short Fund	Strategy Fund
Common Stock	$ 28,379,215	$ 3,778,509	$ 169,760,701	$ 7,782,619	$ 142,438
Exchange Traded Funds	-	-	-	-	225,438
Put Options Purchased	-	-	-	-	213,127
Call Options Purchased	-	-	-	-	397,100
Warrants	298,956	-	-	-	-
Short-Term Investments	4,732,954	90,317	1,724,392	45,009	7,683,210
Total Level 1	$ 33,411,125	$ 3,868,826	$ 171,485,093	$ 7,827,628	$ 8,661,313

Level 2
Short-Term Investments	$ -	$ -	$ -	$ -	$ -
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 33,411,125	$ 3,868,826	$ 171,485,093	$ 7,827,628	$ 8,661,313

Assets *	Hedged Futures	Insider	Intelligent	IPOx Allocation	Macro Strategy
Level 1	Strategy Fund	Income Fund	Alternative Fund	Fund	Fund
Common Stock	$ -	$ -	$ -	$ 197,796	$ 85,069
Corporate Bonds	-	-	-	-	-
Exchange Traded Funds	-	-	-	5,006	136,525
Mutual Funds	-	-	1,568,489	-	1,473
Preferred Stock	-	-	-	-	1,185,299
Put Options Purchased	32,542,825	-	-	-	56,275
Call Options Purchased	185,868,125	-	-	-	39,068,657
Short-Term Investments	1,093,378,952	86,427	178,665	18,384	25,992,283
Total Level 1	$ 1,311,789,902	$ 86,427	$ 1,747,154	$ 221,186	$ 66,525,581

Level 2
United States Government	$ 1,161,171,850	$ -	$ -	$ -	$ 55,080,192
Corporate Bonds	$ -	$ 662,808	$ -	$ -	$ 3,052,900
Total Level 2	$ 1,161,171,850	$ 662,808	$ -	$ -	$ 58,133,092

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 2,472,961,752	$ 749,235	$ 1,747,154	$ 221,186	$ 124,658,673

Assets *	Auctos Multi	Dynamic Alpha	Buyback	Growth of Income	Aggressive
Level 1	Strategy Fund	Fund	Strategy Fund	Fund	Growth Fund
Common Stock	$ -	$ 146,379,195	$ 11,266,114	$ 15,238,525	$ 913,949
Short-Term Investments	13,259,739	3,552,246	1,672,966	3,066,239	193,157
Long Futures	117,136	-	-	-	-
Total Level 1	$ 13,376,875	$ 149,931,441	$ 12,939,080	$ 18,304,764	$ 1,107,106

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 13,376,875	$ 149,931,441	$ 12,939,080	$ 18,304,764	$ 1,107,106

Assets *	Hedged Premium	Tactical	Global Capital	Global Total	Millburn Hedge
Level 1	Return Fund	Allocation Fund	Appreciation Fund	Return Income Fund	Strategy Fund
Common Stock	$ 3,783,239	$ 118,560,371	$ 26,504,551	$ 10,125,745	$ -
Exchange Traded Funds	-	-	-	-	47,930,468
Mutual Funds	-	-	-	-	-
Put Options Purchased	4,290	-	-	-	-
Call Options Purchased	-	-	-	-	-
Futures Contracts	-	-	-	-	1,780,404
Forward Currency Contracts	-	-	-	-	997,268
Short-Term Investments	61,732	1,028,411	2,537,072	1,428,942	3,324,213
Total Level 1	$ 3,849,261	$ 119,588,782	$ 29,041,623	$ 11,554,687	$ 54,032,353

Level 2
U.S. Government Securities	$ -	$ -	$ -	$ -	$ 28,299,604
Corporate Bond	-	-	-	7,045,358	-
Total Level 2	$ -	$ -	$ -	$ 7,045,358	$ 28,299,604

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 3,849,261	$ 119,588,782	$ 29,041,623	$ 18,600,045	$ 82,331,957

Assets *	MLP & Infrastructure	Floating Rate	Hedged	High Income	Total Return
Level 1	Fund	Income Fund	Income Fund	Fund	Income Fund
Common Stock	$ 27,282,690	$ -	$ -	$ -	$ 9,714,341
Exchange Traded Funds	-	-	336,707	-	857,739
Short-Term Investments	-	-	-	2,473,516	652,420
Total Level 1	$ 27,282,690	$ -	$ 336,707	$ 2,473,516	$ 11,224,500

Level 2
Convertible Bonds	$ -	$ -	$ -	$ -	$ 61,413
Corporate Bonds	-	2,215,930	405,914	21,836,933	6,131,623
Collateralized Loan Obligations	-	1,673,048	-	-	-
Bank Loans	-	13,555,127	-	-	-
Total Level 2	$ -	$ 17,444,105	$ 405,914	$ 21,836,933	$ 6,193,036

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 27,282,690	$ 17,444,105	$ 742,621	$ 24,310,449	$ 17,417,536

Assets *	Stone Beach	Time Value
Level 1	Fund	Trading Fund
Put Options Purchased	$ 3,867	$ -
Call Options Purchased	-	1,250
Short-Term Investments	1,462,673	2,065,145
Long Futures Contracts	4,250	-
Total Level 1	$ 1,470,790	$ 2,066,395

Level 2
US Government Agencies	$ 3,194,193	$ -
Private Collateralized Mort. Obligations	31,015	-
Total Level 2	$ 3,225,208	$ -

Level 3
Total Level 3	$ -	$ -
Total Assets	$ 4,695,998	$ 2,066,395

*Please refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2015	$ -	$ -
Total realized gain/(loss)	-	-
Change in unrealized appreciation	-	-
Capital distribution	-	-
Tax basis adjustment	-	-
Net transfers in/(out) of Level 3		-
Ending balance March 31, 2016	$ -	$ -

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
High Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.		-	Bankruptcy	Expected future cash payments
	Total Fair Value Securities	$ -
Total Return Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.		-	Bankruptcy	Expected future cash payments
	Total Fair Value Securities	$ -

Fair value securities as a percent of Net Assets 0.00% and 0.00% for High Income Fund, and Total Return Income Fund, respectively.

Liabilities *	Hedged	Insider Long/	Hedged Commodity	Hedged Futures	Auctos Multi
Level 1	Insider Fund	Short Fund	Strategy Fund	Strategy Fund	Strategy Fund
Common Stock Sold Short	$ -	$ 7,945,338	$ -	$ -	$ -
Put Options Written	-	-	252,703	22,640,000	-
Call Options Written	109,408	-	365,044	221,826,250	-
Short Futures Contracts	-	-	-	-	501,321
Total Level 1	$ 109,408	$ 7,945,338	$ 617,747	$ 244,466,250	$ 501,321

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Liabilities	$ 109,408	$ 7,945,338	$ 617,747	$ 244,466,250	$ 501,321

Liabilities *	Hedged Premium	Macro Strategy	Global Capital	Global Total	Time Value
Level 1	Return Fund	Fund	Appreciation Fund	Return Income Fund	Trading Fund
Exchange Traded Funds Sold Short	-	$ 14,613,093	$ -	$ -	$ -
Put Options Written	-	486,750	-	-	937
Call Options Written	-	6,651,495	39,690	45,630	-
Short Future Contracts		-	-	-	-
Total Level 1	$ -	$ 21,751,338	$ 39,690	$ 45,630	$ 937

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Liabilities	$ -	$ 21,751,338	$ 39,690	$ 45,630	$ 937

*Please refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

Certain Funds invest in affiliated underlying funds (the "Catalyst Advised Funds"), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund's assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund's portfolio. In addition, the Advisor may have an incentive to allocate the Fund's assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At March 31, 2016, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds ("ETFs"). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2016, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Insider Fund	Written Options	Equity	$ (13,022)
Hedged Futures Strategy Fund	Purchased Options	Equity	(149,767,060)
	Written Options	Equity	161,718,523
Hedged Commodity Strategy Fund	Purchased Options	Equity	(735,502)
	Purchased Options	Commodity	(263,150)
	Written Options	Equity	767,929
	Written Options	Commodity	497,565
Macro Strategy Fund	Purchased Options	Equity	4,696,606
	Written Options	Equity	4,981,847
Millburn Hedge Fund	Futures	Commodity	(34,053)
		Equity	166,542
		Interest Rate	1,647,915
	Forward Contracts	Foreign Exchange	997,268
Auctos Multi Strategy Fund	Futures	Commodity	(349,309)
		Equity	(7,569)
		Foreign Exchange	(22,400)
		Interest Rate	(4,907)
Hedged Premium Return Fund	Purchased Options	Equity	(5,923)
Global Capital Appreciation Fund	Written Options	Equity	(12,666)
Global Total Return Income Fund	Written Options	Equity	(15,063)
Stone Beach Fund	Purchased Options	Interest Rate	86
	Futures	Interest Rate	4,250
Time Value Trading Fund	Purchased Options	Equity	(1,875)
	Written Options	Equity	2,063

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2016, is a reflection of the volume of derivative activity for the Funds.

A summary of option contracts written for the nine months ended March 31, 2016, were as follows:

	Hedged Insider Fund
	Call Options
	Number of Options *	Option Premiums
Options outstanding, beginning of year	1,075	$ 208,546
Options written	3,894	674,462
Options covered	(3,048)	(643,782)
Options exercised	-	-
Options expired	(885)	(116,796)
Options outstanding, end of period	1,036	$ 122,430

	Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	82,575	$ 112,396,996	13,000	$ 4,341,000
Options written	281,645	384,430,178	162,326	359,190,833
Options covered	(69,450)	(77,444,054)	(9,000)	(1,381,250)
Options exercised	-	-	-	-
Options expired	(170,445)	(236,401,742)	(100,826)	(138,947,188)
Options outstanding, end of period	124,325	$ 182,981,378	65,500	$ 223,203,395

	Hedged Commodity Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	-	$ -	-	$ -
Options written	2,966	1,274,496	3,102	3,277,680
Options covered	(474)	(242,945)	(737)	(1,597,588)
Options exercised	(20)	(1,480)	(234)	(16,399)
Options expired	(977)	(415,758)	(1,005)	(394,765)
Options outstanding, end of period	1,495	$ 614,313	1,126	$ 1,268,928

	Macro Strategy Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding, beginning of year	800	$ 218,164	-	$ -
Options written	220,595	75,231,167	180,575	59,380,359
Options covered	(203,995)	(63,626,231)	(144,175)	(56,658,271)
Options exercised	-	-	-	-
Options expired	(1,350)	(270,185)	(28,150)	(2,154,911)
Options outstanding, end of period	16,050	$ 11,552,915	8,250	$ 567,177

	Hedged Premium Return Fund
	Put Options
	Number of Options *	Option Premiums
Options outstanding, beginning of year	34	$ 57,935
Options written	67	236,387
Options covered	(74)	(183,571)
Options exercised	-	-
Options expired	-	-
Options outstanding, end of period	27	$ 110,751

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding, beginning of year	734	$ 160,987	330	$ 69,955
Options written	63	27,027	70	30,567
Options covered	-	-	(80)	(48,716)
Options exercised	(140)	(48,654)	-	-
Options expired	(594)	(112,336)	(250)	(21,239)
Options outstanding, end of period	63	$ 27,024	70	$ 30,567

	Time Value Trading Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	200	$ 130,000	638	$ 8,369,500
Options written	14,572	10,861,695	13,577	14,751,443
Options covered	(14,385)	(10,768,320)	(13,625)	(22,425,755)
Options exercised	(200)	(120,000)	-	-
Options expired	(187)	(103,375)	(585)	(692,188)
Options outstanding, end of period	-	$ -	5	$ 3,000

* One option contract is equivalent to one hundred shares of common stock
** One option contract is equivalent to one futures contract

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 31, 2016

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 31, 2016